As filed with the Securities and Exchange Commission on November 20, 1995.

                                                   Registration No. 2-58699
                                                                   811-2740


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre - Effective Amendment No.                          ____

      Post - Effective Amendment No.                          27


                             KEYSTONE TAX FREE FUND
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)



                200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116
                ------------------------------------------------
                    (Address of Principal Executive Offices)

                                  617-338-3200
                        (Area Code and Telephone Number)

                          Rosemary D. Van Antwerp, Esq.
                              Keystone Group, Inc.
                               200 Berkeley Street
                           Boston, Massachusetts 02116

                   ---------------------------------------
                   (Name and Address of Agent for Service)



      Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

      The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940; accordingly, no fee is payable herewith. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1994 was filed with the Securities and Exchange Commission on January 27, 1995.

      It is proposed that this filing will become effective on December 20, 1995 pursuant to Rule 488.

#101F0251

                             KEYSTONE TAX FREE FUND


                       CONTENTS OF REGISTRATION STATEMENT



This Registration Statement contains the following pages and documents:

                                   Front Cover

                                  Contents Page

                            The Cross-Reference Sheet


                                     PART A
                                     ------

                             Letter to Shareholders

                    Notice of Special Meeting of Shareholders

                           Prospectus/Proxy Statement


                                     PART B
                                     ------

                       Statement of Additional Information


                                     Part C
                                     ------

                                Other Information

                                 Indemnification

                                List of Exhibits

                                  Undertakings

                                   Signatures

                                    Exhibits

                             KEYSTONE TAX FREE FUND


                              CROSS REFERENCE SHEET



Pursuant to Rule 481(a) under the Securities Act of 1933


                                          Prospectus/Proxy Statement
Form N-14 Item No.                        Caption
------------------                        --------------------------

Part A

1     Beginning of Registration           Cross-Reference Sheet; Front
      Statement and Outside Front         Cover
      Cover Page of Prospectus

2     Beginning and Outside Back          Table of Contents
      Cover Page of Prospectus

3     Synopsis and Risk Factors           Synopsis; Principal Risk
                                          Factors; The Reorganization

4     Information About the               Synopsis; The Reorganization
      Transaction

5     Information About the               Information About the Funds;
      Registrant                          Additional Information About
                                          the Funds

6     Information About the               Information About the Funds;
      Company Being Acquired              Additional Information About
                                          the Funds

7     Voting Information                  Inside Front Cover Page; The
                                          Reorganization; Information
                                          About the Funds

8     Interest of Certain                 Additional Information About
      Persons and Experts                 the Funds

9     Additional Information              Not Applicable
      Required for Reoffering
      by Persons Deemed to be
      Underwriters

                                          Statement of Additional Information
Form N-14 Item No.                        Caption
------------------                        -----------------------------------

Part B

10    Cover Page                          Cover Page

11    Table of Contents                   Cover Page

12    Additional Information              Cover Page; Statement of
      About the Registrant                Additional Information of
                                          Registrant

13    Additional Information              Not Applicable
      About the Company Being
      Acquired

14    Financial Statements                Financial Information


                                          Other Information
Form N-14 Item No.                        Caption
------------------                        -----------------

Part C

15    Indemnification                     Indemnification

16    Exhibits                            Exhibits

17    Undertakings                        Undertakings

                                     PART A

January, 1996

Dear Shareholder:

We are writing to ask your support for a proposal which we expect will result in reduced expenses for your Keystone investment in the Fund.

The proposal is for Keystone Tax Exempt Trust to be acquired by, or effectively merged with, Keystone Tax Free Fund. This proposal is scheduled to be voted upon at a shareholder meeting at Keystone Investments, 200 Berkeley Street, Boston, Massachusetts at 2 p.m. on February 20, 1996.

The merger will be a tax-free transaction for shareholders. We believe it will result in one combined fund with lower management fees and the potential for lower operating expenses and greater efficiencies than two separate funds. This merger is not expected to affect the total value of your investment. The investment objective, strategy, and portfolio manager of your Fund also will remain the same.

Summary of Benefits

(bullet) Lower management fee and operating expenses
(bullet) Potential for greater operating efficiencies

The Fund's Trustees have very carefully reviewed this proposed reorganization and believe it is in the best interests of shareholders. They recommend you vote FOR the proposal, which is described in detail in the enclosed Prospectus/Proxy Statement.

Voting Instructions

This package contains the materials you will need to vote. To vote by mail, please sign the enclosed proxy card and return it in the postage-paid envelope today. It is extremely important that you vote, no matter how many shares you own. This is an opportunity to voice your opinion on an important matter affecting your investment. Voting promptly helps to reduce the cost of additional mailings.

If you have questions, please contact your adviser or call Keystone. Our representatives will be happy to assist you.

Sincerely,

[signature of Albert H. Elfner, III]         [signature of George S. Bissell]

Albert H. Elfner, III                        George S. Bissell
Chairman and President                       Chairman of the Board
Keystone Investments, Inc.                   Keystone Funds

                          KEYSTONE TAX EXEMPT TRUST
                             200 Berkeley Street
                         Boston, Massachusetts 02116
              Telephone Number (800) 343-2898 or (617) 621-6100

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                       To be held on February 20, 1996

To the Shareholders:

   A meeting of the shareholders of Keystone Tax Exempt Trust ("KTET") will be held at the offices of Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts, on the 26th Floor, on Tuesday, February 20, 1996 at 2:00 p.m. Eastern time for the following purposes:

   1. To approve an Agreement and Plan of Reorganization whereby Keystone Tax Free Fund ("KTFF") will acquire all of the assets of KTET in exchange for Shares of KTFF and will assume the liabilities of KTET, as described in the accompanying Prospectus/Proxy Statement.

   2. To transact such other business as may properly come before the meeting and any adjournments thereof.

   Shareholders of record at the close of business as of December 20, 1995 are entitled to notice of and to vote at this meeting and any adjournments thereof.

                    BY ORDER OF THE BOARD OF TRUSTEES,
                    [signature of Rosemary D. Van Antwerp]
                    Rosemary D. Van Antwerp
                    Secretary

January 2, 1996

Please complete, date and sign your proxy-NOW-and mail it-TODAY-in the stamped envelope enclosed for your convenience. In order to avoid unnecessary expense or delay, we ask your cooperation in mailing in your proxy. Thank you.

                          PROSPECTUS/PROXY STATEMENT
                              December 20, 1995


                         Acquisition of the Assets of

                          KEYSTONE TAX EXEMPT TRUST
               200 Berkeley Street, Boston, Massachusetts 02116
              Telephone Number (800) 343-2898 or (617) 621-6100

                       By and in exchange for Shares of

                            KEYSTONE TAX FREE FUND
               200 Berkeley Street, Boston, Massachusetts 02116
              Telephone Number (800) 343-2898 or (617) 621-6100

   This Prospectus/Proxy Statement is being furnished to the shareholders of Keystone Tax Exempt Trust ("KTET") in connection with a proposal for the tax-free reorganization of the Fund into Keystone Tax Free Fund. It is proposed that Keystone Tax Free Fund ("KTFF") acquire all of the assets of KTET in exchange for Shares of KTFF and assume the liabilities of KTET. Immediately following this transfer, Shares of KTFF will be distributed to the shareholders of KTET in place of their Shares of KTET, and KTET will be terminated and its Shares cancelled. As a result of the proposed transaction, each shareholder of KTET will receive that number of full and fractional Shares of KTFF having a total net asset value, on the effective date of the proposed transaction, equal to the total net asset value of that shareholder's Shares in KTET.

   KTFF and KTET (individually, a "Fund," and collectively, the "Funds") are open-end, diversified management investment companies. Keystone Management, Inc. manages both Funds, and Keystone Investment Management Company advises both Funds. Both Funds seek the highest possible current income, exempt from federal income taxes, while preserving capital.

   This Prospectus/Proxy Statement sets forth concisely the information about KTFF that a prospective investor should know before investing and should be retained for future reference. This Prospectus/Proxy Statement is accompanied by the Prospectus of KTFF dated April 28, 1995, which has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference herein. Additional information about KTFF is contained in a Statement of Additional Information ("SAI") dated April 28, 1995, and in a SAI dated December 20, 1995 relating to the Reorganization, each of which has been filed with the Commission and is incorporated by reference herein. Copies of these SAIs may be obtained without charge by writing to KTFF at the address or by calling the telephone numbers listed above. KTFF's most recent Annual Report and most recent Semi-Annual Report, each of which has been filed with the Commission, are incorporated by reference herein. Copies of KTFF's most recent Annual and Semi-Annual Reports may be obtained without charge by writing to KTFF at the address or by calling the telephone numbers listed above.

   A Prospectus and SAI containing additional information about KTET, each dated March 31, 1995, have been filed with the Commission and are incorporated by reference herein. Copies of such Prospectus and SAI may be obtained without charge by writing to KTET at the address listed above or by calling the telephone numbers listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          KEYSTONE TAX EXEMPT TRUST
                             200 Berkeley Street
                         Boston, Massachusetts 02116

                       Special Meeting of Shareholders
                         To be Held February 20, 1996

   This Prospectus/Proxy Statement is furnished to shareholders of Keystone Tax Exempt Trust ("KTET") in connection with the solicitation of proxies by the Board of Trustees to be used at a meeting of the shareholders (the "Meeting") to be held at the offices of Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts, on the 26th Floor, on Tuesday, February 20, 1996, at 2:00 p.m. Eastern time.

   Any proxy that is properly executed and returned in time to be voted at the Meeting, the KTET Shares represented thereby will be voted in accordance with the instructions thereon. In the absence of such instructions, the proxy will be voted in favor of the approval of the Agreement and Plan of Reorganization (the "Reorganization Agreement") and the transaction described therein, whereby Keystone Tax Free Fund ("KTFF") will acquire all of the assets of KTET in exchange for Shares of KTFF and assume the liabilities of KTET. The individuals duly appointed as Proxies ("Proxies") may, in their discretion, vote upon such other matters as may come before the meeting or any adjournments thereof. Any shareholder may revoke his or her proxy at any time before it is voted by delivering written notice of revocation or by executing and delivering a later-dated proxy to Rosemary D. Van Antwerp, Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116, or by appearing in person at the meeting to vote his or her Shares. Proxy material is expected to be mailed to KTET shareholders on or about January 2, 1996.

   When voting proxies on a proposal to adjourn, the Proxies will consider what is in the best interest of all shareholders at that time. Each shareholder will be entitled to one vote for each Share and a fractional vote for each fractional Share held by such shareholder. Shareholders of KTET of record at the close of business on December 20, 1995 (the "Record Date") will be entitled to notice of and to vote at the Meeting or any adjournment thereof. On the Record Date, there were 62,881,804 Shares of KTET outstanding.

Vote Required

   Approval of the Reorganization Agreement will require the affirmative vote of the holders of (i) 67% of the Shares represented at the Meeting, if the holders of more than 50% of the outstanding Shares of KTET are represented, or
(ii) more than 50% of KTET's outstanding Shares, whichever is less. Shareholders of KTFF will not be voting on the approval of the Reorganization Agreement since their approval is not required.

                         IMPORTANT DEFINITIONS

"12b-1 Plan"                A distribution plan adopted pursuant to
                            Rule 12b-1 under the Investment Company
                            Act of 1940, as amended.

"1933 Act"                  The Securities Act of 1933, as amended.

"1934 Act"                  The Securities Exchange Act of 1934, as
                            amended.

"1940 Act"                  The Investment Company Act of 1940, as
                            amended.

"Effective Date"            The effective date of the Reorganization
                            contemplated by the Reorganization
                            Agreement.

"KTET" Keystone Tax Exempt Trust, 200 Berkeley Street, Boston, Massachusetts 02116.

"KTFF"                      Keystone Tax Free Fund, 200 Berkeley
                            Street, Boston, Massachusetts 02116.

"Independent Trustees"      Those members of the Board of Trustees of
                            KTET or KTFF who are not "interested
                            persons" of such Funds, as said term is
                            defined in the 1940 Act.

"Principal Underwriter"     Keystone Investment Distributors Company
                            (formerly named Keystone Distributors,
                            Inc.), 200 Berkeley Street, Boston,
                            Massachusetts 02116, a wholly-owned
                            subsidiary of Keystone. The Principal
                            Underwriter is the principal underwriter of KTET and KTFF and of each of the other
                            Keystone Investments Funds.

"Keystone"                  Keystone Investment Management Company
                            (formerly named Keystone Custodian Funds,
                            Inc.), 200 Berkeley Street, Boston,
                            Massachusetts 02116, a wholly-owned
                            subsidiary of Keystone Investments.
                            Keystone is the investment adviser of KTET and KTFF and of each of the other Keystone
                            Investments Funds.

"Keystone Investments"      Keystone Investments, Inc. (formerly named
                            Keystone Group, Inc.), 200 Berkeley
                            Street, Boston, Massachusetts 02116.
                            Keystone Investments owns all of the
                            outstanding shares of Keystone. Keystone
                            Investments is owned by an investor group composed of current and former members of management and certain employees of
                            Keystone Investments and its affiliates.

"Keystone Fund Family"      A group of 13 mutual funds with different
                            investment objectives and policies that
                            hold themselves out to investors as being related for purposes of investments, investor services and exchange privileges.

"Keystone Investments       A family of mutual funds with varying
  Funds"                    investment objectives and policies,
                            managed, advised or administered by
                            Keystone and/or an affiliate of Keystone.
                            Currently, there are 30 Keystone
                            Investments Funds, including KTET and
                            KTFF.

"Keystone Management"       Keystone Management, Inc., 200 Berkeley
                            Street, Boston, Massachusetts 02116, a
                            wholly-owned subsidiary of Keystone.
                            Keystone Management is the investment
                            manager of 20 Keystone Investments Funds, including KTET and KTFF.

"KIRC" Keystone Investor Resource Center, Inc., 101 Main Street, Cambridge, Massachusetts 02142, a wholly-owned subsidiary of Keystone. KIRC is the transfer agent and dividend disbursing agent for each of the Keystone Investments Funds, including KTET and KTFF.

"Meeting"                   The Special Meeting of KTET Shareholders
                            to be held on Tuesday, February 20, 1996.

"Reorganization"            The proposed transaction contemplated by
                            the Reorganization Agreement.

"Reorganization             The Agreement and Plan of Reorganization
  Agreement"                between KTET and KTFF, dated October 16,
                            1995, pursuant to which KTFF will acquire all of the assets of KTET in exchange for Shares of KTFF and will assume the liabilities of KTET.

"Shares" The Shares of beneficial interest of KTFF, KTET and the other Keystone Investments Funds.

                                   SYNOPSIS

Description of the Proposed Transaction

   The Board of Trustees of each Fund, including each Fund's Independent Trustees, have unanimously approved the Reorganization Agreement, which provides for the transfer of all of the assets of KTET to KTFF in exchange for Shares of KTFF as well as the assumption of KTET's liabilities by KTFF. (The proposed transaction is hereinafter referred to as the "Reorganization".)

   The aggregate net asset value of KTFF Shares to be issued in exchange for the assets of KTET will be equal to the net asset value of KTET on the effective date of the Reorganization (the "Effective Date") (as defined in "The Reorganization--Agreement on Transfer of Assets"). Immediately following the transfer of assets and liabilities of KTET to KTFF, Shares of KTFF will be distributed to the shareholders of KTET, then KTET will be dissolved. KTET Shares will be cancelled, and KTET will be terminated. Each shareholder in KTET will receive that percentage of the total number of KTFF Shares received by KTET equal in amount to that shareholder's percentage interest in KTET on the Effective Date.

   The Reorganization will effectively combine the two nearly identical Funds, each of which currently issues a single class of Shares, into a single fund offering a single class of Shares.

   For the reasons set forth below in "The Reorganization--Reasons for the Proposed Transaction", the Board of Trustees of KTET, including the Independent Trustees, has concluded that the Reorganization would be in the best interests of the shareholders of KTET and has further determined that the interests of the existing shareholders of KTET will not be diluted as a result of the Reorganization. Accordingly, the Board recommends A VOTE FOR the approval of the Reorganization.

Comparison of the Funds

Fee Table

   The fee table set out below shows the current fees for each Fund and pro forma fees for KTFF after giving effect to the proposed transaction. The purpose of the fee table is to assist shareholders in understanding the costs and expenses that he or she is exected to bear directly or in directly in KTFF after giving effect to the proposed transaction.

                                                                    KTFF
Shareholder Transaction Expenses                KTFF     KTET    PRO FORMA
-------------------------------------------     ----     ----    ---------
Contingent Deferred Sales Charge(1)             4.00%    4.00%     4.00%
(as a percentage of the lesser of total
  cost or net asset value of shares
  redeemed)
Exchange Fee(2)                               $10.00   $10.00    $10.00
(per exchange)
------------
   (1) The deferred sales charge declines from 4% to 1% of amounts redeemed within four calendar years after purchase. No deferred sales charge is imposed thereafter.

   (2) There is no exchange fee for exchange orders received by the Fund from an individual shareholder over the Keystone Automated Response Line ("KARL").

                                                             KTFF
Annual Fund Operating Expenses(3)         KTFF    KTET    PRO FORMA
-----------------------------------       ----    ----    ---------
(As a percentage of average net
  assets)
Management Fees                           0.43%   0.47%      0.42%
12b-1 Fees(4)                             0.61%   1.00%      0.38%
Other Expenses                            0.15%   0.18%      0.17%
                                          ----    ----       -----
Total Fund Operating Expenses             1.19%   1.65%      0.97%
                                          ====    ====       =====

Examples(5)

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and:

(1) redemption at the end of each period:

                             KTFF
            KTFF    KTET   PRO FORMA
            ----    ----   ---------
 1 year     $ 52    $ 57     $ 50
 3 years    $ 58    $ 72     $ 51
 5 years    $ 65    $ 90     $ 54
10 years    $144    $195     $119

(2) no redemption:

                              KTFF
            KTFF    KTET   PRO FORMA
            ----    ----   ---------
 1 year     $ 12    $ 17     $ 10
 3 years    $ 38    $ 52     $ 31
 5 years    $ 65    $ 90     $ 54
10 years    $144    $195     $119
------------
   (3) To reflect current fees, expense ratios are estimated for KTFF's fiscal year ending December 31, 1995. The estimated expense ratios reflect certain actions taken by the Fund's Board of Trustees, in connection with the reopening of KTFF on May 1, 1995, with respect to the maximum annual expenditures permitted under KTFF's Distribution Plan. Expense ratios are for KTET's fiscal year ended November 30, 1994.

   (4) Long-term shareholders may pay more than the economic equivalent of the maximum front end sales charge permitted by rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). See "Distribution Plan."

   (5) The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.

   Amounts shown in the example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

Investment Objectives and Policies

   Each Fund's investment objective, policies and restrictions do not materially differ. Each Fund seeks the highest possible current income, exempt from federal income taxes, while preserving capital. Each Fund invests substantially all and, under ordinary circumstances, at least 80% of its assets in federally tax-exempt obligations, including municipal bonds and notes and tax-exempt commercial paper (municipal bonds), which are obligations issued by or on behalf of states, territories and possessions of the United States ("U.S."), the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of counsel to the issuers of such bonds, exempt from federal income taxes, including the alternative minimum tax. Each Fund invests in municipal bonds only if, at the date of investment, they are rated within the four highest grades by Standard & Poor's Corporation ("S&P") (AAA, AA, A and
BBB), by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa A and Baa) or by Fitch Investors Service, Inc.--Municipal Division ("Fitch") (AAA, AA, A and BBB), or, if not rated, are of comparable quality to obligations so rated as determined by Keystone. Keystone expects that under normal circumstances at least 65% of the Fund's total assets will be invested in municipal bonds within the three highest ratings of such services or, if not rated, will be of comparable quality. In addition, in furtherance of their investment objectives, both Funds may use certain derivative instruments, including structured securities. In summary, both Funds are authorized to invest in the same kinds of securities and to use the same types of investment techniques.
For further discussion of the Funds' investment objectives, policies, restrictions, permitted investments and investment techniques, see
"Information About the Funds" and the Prospectuses of KTFF and KTET.

Performance Information

   Discussions of the manner of calculation of total return and yield quotations are contained in each Fund's Prospectus and Statement of additional
Information.

   KTFF's cumulative total returns for the one, five and ten years ended December 31, 1994 were (9.96)% (including contingent deferred sales charge), 30.92% and 124.42%, respectively. KTFF's average annual rotal returns for the one, five and ten year periods ended December 31, 1994 were (9.96)%, 5.54% and 8.42%, respectively.

   KTET's cumulative total return for the period beginning October 7, 1985 (commencment of investment operations) through November 30, 1994 was 85.41%. KTET's average annual total return for the one and five year periods ended November 30, 1994 were (7.10)% and 26.79%, respectively. KTET's average annual compounded rate of returns for the five year period ended November 30, 1994 and for the period beginning October 7, 1985 through November 30, 1994 were 4.86% and 6.98%, respectively.

Investment Advisory and Management Fees

   Keystone Management serves as the investment manager to each of the Funds. As compensation for investment management and other services and facili-ties provided by Keystone Management, each Fund pays Keystone Management at the end of each calendar month a fee consisting of (1) an amount calculated as follows:

        Annual            Aggregate Net Asset Value
    Management Fee        of the Shares of the Fund
---------------------------------------------------
              2% of Gross Dividend and
                Interest Income plus
0.50% of the first           $100,000,000, plus
0.45% of the next            $100,000,000, plus
0.40% of the next            $100,000,000, plus
0.35% of the next            $100,000,000, plus
0.30% of the next            $100,000,000, plus
0.25% of amounts over        $500,000,000

and (2) an amount equal to the amount of reimbursable expenses of Keystone Management accrued during such calendar month.

   For the fiscal year ended November 30, 1994, KTET paid Keystone Management fees of $3,641,696, which represented 0.47% of KTET's average daily net assets, for Keystone Management's services under the Management Agreement after any applicable expense limitations, plus reimbursable expenses of $1,274,875, which represented 0.17% of KTET's average daily net assets. For the fiscal year ended December 31, 1994, KTFF paid Keystone Management fees of $5,941,545, which represented 0.43% of KTFF's average daily net assets, for Keystone Management's services under the Management Agreement after any applicable expense limitations, plus reimbursable expenses of $2,029,000, which represented 0.14% of KTFF's average daily net assets.

   Keystone serves as the investment adviser to each of the Funds. As compensation for its investment advisory and other services in respect of each Fund, Keystone receives a fee which is 85% of the management fee received by Keystone Management under the Management Agreements. For the fiscal year ended November 30, 1994, the fee paid by Keystone Management to Keystone in respect of KTET was $3,095,441. For the fiscal year ended December 31, 1994, the fee paid by Keystone Management to Keystone in respect of KTFF was $5,050,313.

   These investment advisory and investment management fees are separate from and do not include the costs of custody, transfer agency and other expenses paid by each Fund. See "Other Significant Fees and Expenses" below.

Other Significant Fees and Expenses

   In addition to the investment advisory and management fees described above, the principal expenses of each Fund include, but are not limited to, (i) expenses of its transfer agent, custodian and independent auditors; (ii) expenses under its 12b-1 Plan; (iii) fees of its Independent Trustees; (iv) fees payable to government agencies; (v) expenses of preparing, printing and mailing Fund prospectuses, notices, reports and proxy material; and (vi) certain extraordinary expenses. In addition to such expenses, each Fund pays its brokerage commissions, interest charges and taxes.

   On the second page of each Fund's Prospectus is a Fee Table that summarizes the costs and expenses associated with an investment in the Fund.

Expense Ratios

   For the fiscal year ended November 30, 1994, KTET paid 1.65% of its average daily net assets in expenses. For the fiscal year ended December 31, 1994, KTFF paid 1.55% of its average daily net assets in expenses.

   At asset levels as of the close of fiscal 1994, the combination of KTET and KTFF would reduce KTET's and KTFF's nondistribution expenses by approximately 10 basis points and 2 basis points, respectively. Distribution expenses of the combined fund will vary in accordance with sales activity. See "Distribution Procedures and Payments" below.

Purchase and Redemption Procedures, Deferred Sales Charges and Exchange
Rights

   Shares of each Fund are sold at net asset value. There are no sales charges on purchases of Shares of the Funds at the time of purchase. However, with certain exceptions, when Shares are redeemed within four calendar years after their purchase, a deferred sales charge may be imposed at rates ranging from a maximum of 4% of amounts redeemed during the same calendar year of purchase to 1% of amounts redeemed during the third calendar year after the year of purchase. No deferred sales charge is imposed on amounts redeemed thereafter or on shares purchased through reinvestment of dividends and distributions. If imposed, the contingent deferred sales charge is deducted from the redemption proceeds otherwise payable to the shareholder.

   Shares of KTET and of KTFF may be purchased in exactly the same manner. See "How to Buy Shares" in the accompanying KTFF Prospectus.

   KTFF Shares received by KTET shareholders as a result of the Reorganization will not be subject to a deferred sales charge.

   No deferred sales charge will be imposed on KTFF Shares issued pursuant to the Reorganization that replace KTET Shares. For purposes of any future contingent deferred sales charge on KTFF Shares issued pursuant to the Reorganization, the calendar year of the purchase of those KTFF Shares will be assumed to be the year the KTFF Shares issued pursuant to the Reorganization were originally purchased. Redemptions for both Funds may be made by submitting a redemption request to KIRC or the shareholder's broker-dealer. See "How to Redeem Shares" in the accompanying KTFF Prospectus.

   KTET Shares and KTFF Shares have the same exchange rights. Such Shares may be exchanged for Shares of any of the other twelve funds in the Keystone

Fund Family, on the basis of their respective net asset values. See "Shareholder Services" in the accompanying KTFF Prospectus.

Distribution Procedures and Payments

   KTET and KTFF have adopted substantially similar 12b-1 Plans, pursuant to which they incur certain distribution related expenses. Each Fund's Distribution Plan provides that the Fund may expend up to 0.3125% quarterly (approximately 1.25% annually) of the average daily net asset value of its shares to pay distribution costs for sales of its shares and to pay shareholder service fees. A NASD rule limits such annual expenditures to 1%, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The aggregate amount that each Fund may pay for such distribution costs is limited to 6.25% of gross share sales since the inception of the Fund's Distribution Plan plus interest at the prime rate plus 1% on unpaid amounts thereof (less any contingent deferred sales charges paid by shareholders to the Principal Underwriter).

   Payments under each Fund's Distribution Plan are currently made to the Principal Underwriter, (which may reallow all or part to others, such as dealers), (1) as commissions for Fund shares sold, and (2) as shareholder service fees in respect of shares maintained by the recipients outstanding on each of the Fund's books for specified periods. Amounts paid or accrued to the Principal Underwriter under (1) and (2) in the aggregate may not exceed the quarterly limitation referred to above. The Principal Underwriter generally allows to brokers or others a commission equal to 3% of the price paid to each Fund for each sale of Fund shares as well as a shareholder service fee at a rate of 0.25% per annum of the net asset value of shares sold by such brokers or others and remaining outstanding on the books of the Fund for specified periods.

   After the Reorganization, it is anticipated that the commission that the Principal Underwriter will pay brokers or others for Fund share sales will be equal to 4% of the price paid to the Fund for each sale of Fund shares. The shareholder service fee will remain the same.

Dividends and Distributions

   Each shareholder of KTET who becomes a shareholder of KTFF will be entitled to dividends and distributions of KTFF. Each Fund (i) declares dividends from net investment income daily and distributes to its shareholders such dividends monthly, and (ii) declares and distributes all net realized long-term capital gains annually.

   Distributions are payable in shares of the relevant Fund, or, at the shareholder's option (which must be exercised before the record date for the distribution) in cash. Fund distributions in the form of additional shares are made at net asset value without the imposition of a sales charge. Unless a KTET shareholder instructs or has instructed otherwise, any distributions paid after the Effective Date on the KTFF Shares he receives in the Reorganization will be made in the same manner that the shareholder receives dividends and distributions on his KTET Shares. After the Reorganization, shareholders may elect, at any time, to change the manner in which their dividends and distributions are paid. See "Dividends and Taxes" in the accompanying KTFF Prospectus.

Tax Consequences

   In the opinion of Sullivan & Worcester, legal counsel to KTET, the Reorganization will constitute a tax free reorganization pursuant to Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). No gain or loss will be recognized by KTET or its shareholders as a result of the Reorganization. The tax basis and holding period of the KTFF Shares received by KTET shareholders will be the same as the tax basis and holding period of the KTET Shares surrendered therefor. In addition, the tax basis and holding period of the assets of KTET in the hands of KTFF will be the same as the tax basis and holding period of such assets in the hands of KTET prior to the Reorganization. See "The Reorganization--Federal Income Tax Consequences."

                            PRINCIPAL RISK FACTORS

   As discussed above in the synopsis, the investment objectives, policies and strategies of KTET and KTFF do not differ materially. Accordingly, the investment risks for both Funds are substantially the same. The principal risk factor of investing in either KTET or KTFF is that the net asset value upon which the value of Shares is based will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the underlying portfolio securities of the Fund. Specifically, the market value of fixed income securities may vary inversely to changes in prevailing interest rates. In addition, the ability of each Fund to achieve its investment objective is dependent upon the continuing ability of issuers of municipal bonds held in the Fund's portfolio to meet their continuing obligation to pay interest and principal when due. Furthermore, from time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future, which if enacted could materially affect the availability of municipal bonds for investment by the Funds and the value of each Fund's portfolio.

   Both Funds invest in securities with similar maturities, and both Funds use substantially identical procedures for the valuation of portfolio securities. Both Funds may enter into repurchase agreements and reverse repurchase agreements, firm commitment agreements for securities and currencies, options transactions, currency and other financial futures contracts and related options transactions for hedging purposes, and, in furtherance of their investment objectives, certain other types of derivative instruments, including structured securities. Both Funds may also invest in obligations denominated in foreign currencies which are exempt from federal income tax. Each of these investment techniques involve certain investment risks. Each Fund's Prospectus contains a discussion of the Fund's investment risks in the section entitled "Risk Factors." See also the "Additional Investment Information" section at the back of the KTFF Prospectus.

                              THE REORGANIZATION

Reasons for the Proposed Transaction

   The Board of Trustees of KTET, including all of the Fund's Independent Trustees, has determined that the tax-free Reorganization would be in the best interests of the Fund, would not dilute the interests of the Fund's shareholders, and would not impose an unfair burden on the Fund.

   The Board of Trustees has proposed the transaction in the interest of providing a cost effective investment alternative for KTET shareholders. As KTFF shareholders, KTET shareholders can continue to pursue the highest possible current income, exempt from federal income taxes, while preserving capital. Continuity of investment management as well as all other investor services (including exchange privileges with the other funds in the Keystone Fund Family) currently provided to KTET will be maintained.

   The combination of the two Funds should permit KTET shareholders, as shareholders of KTFF, to pursue the same investment objective in a larger fund with the following resulting advantages (although no assurance can be given that these benefits will be obtained):

   1. Economies of scale--The proposed reorganization is expected to reduce operating expenses for KTET. Investment management and custodial fees are reduced as the asset base reaches certain levels, thus decreasing as assets increase. Fixed expenses such as accounting, legal and printing costs will be spread over a larger asset base resulting in per share expense reductions or economies of scale.

   As of October 16, 1995, KTET's net assets were approximately $685 Million and KTFF's net assets were approximately $1.2 billion.

   2. Increased investment opportunities--It is expected that the combined Fund will be more easily and efficiently managed. A larger single asset base reduces transaction costs, might result in reduced portfolio turnover and provides the opportunity to obtain a wider variety of investments.

   3. Facilitate marketing and distribution efforts--It is expected that the combined Fund will facilitate marketing and distribution efforts with a view toward increasing the asset base which in turn will benefit shareholders as described in (1) and (2) above.

   The Board of Trustees of KTET based their decision to recommend the Reorganization on a number of factors, including the following:

   1. projected expense ratios and information regarding fees and expenses of KTET and KTFF;

   2. the terms and conditions of the Reorganization and whether it would result in dilution of the interests of KTET shareholders;

   3. the compatibility of KTET, its investment objective, policies and restrictions with those of KTFF;

   4. the costs to KTET of the Reorganization;

   5. the tax consequences to KTET and its shareholders resulting from the Reorganization;

   6. the availability to KTFF shareholders of shareholder services identical to those available to KTET shareholders; and

   7. the possible investment benefits to be gained from a single larger fund.

Agreement on Transfer of Assets

   The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below. This summary, however, is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached hereto as Exhibit A.

   The Reorganization Agreement provides that all of the assets of KTET will be transferred to KTFF in exchange for Shares of KTFF and the liabilities of KTET will be assumed by KTFF on the Effective Date (the later of (i) receipt of all necessary regulatory approvals, (ii) final adjournment of the meeting of the shareholders of KTET at which the Reorganization Agreement will be considered so long as the Reorganization Agreement is approved by the shareholders, or (iii) such later date as the parties to the Reorganization Agreement may mutually agree upon).

   The number of full and fractional KTFF Shares to be delivered to KTET shareholders will be determined on the basis of the relative net asset values of KTFF and KTET as of the close of business on the New York Stock Exchange on the Effective Date. The net asset value of a KTFF Share will be determined in the manner set forth in KTFF's Prospectus, a copy of which accompanies this Prospectus/Proxy Statement, except that such computation will be made to the nearest thousandth of a cent. The valuation practices of KTFF are described under "Pricing Shares" in KTFF's Prospectus. The assets and liabilities of KTET will be valued in the same manner as that used with respect to the valuation of the assets and liabilities of KTFF. The valuation procedures of both Funds are substantially identical. The value of the Shares of KTET will be computed to the nearest thousandth of a cent.

   Under the Reorganization Agreement, (i) all of the assets and liabilities of KTET will be exchanged for Shares of KTFF; (ii) KTFF Shares will be distributed to the shareholders of KTET as of the close of business on the Effective Date; and

(iii) KTET will be liquidated. The distribution of KTFF Shares will be accomplished by the establishment of open accounts on the records of KTFF in the name of each shareholder of KTET representing the respective pro rata number of Shares of KTFF due such shareholder. Fractional Shares of KTFF will be carried to the third decimal place. After the Effective Date, KTFF Share certificates will be issued only upon written request, and such requests must be accompanied by any Share certificates issued for KTET Shares held by the investor.

   The Board of Trustees of KTET, including all of the Independent Trustees, has determined that the interests of the existing shareholders of KTET will not be diluted as a result of the Reorganization, and that the Reorganization is in the best interests of KTET shareholders. The Board of Trustees of KTFF, including all of the Independent Trustees, has made the same determinations with respect to the interests of the existing shareholders of KTFF.

   The consummation of the Reorganization is subject to a number of conditions set forth in the Reorganization Agreement. The Reorganization Agreement may be terminated and the Reorganization abandoned at any time, before or after approval by the shareholders of KTET, prior to the Effective Date by either KTET or KTFF.

   KTFF will pay the expenses (consisting primarily of legal, accounting, custodian and transfer agents fees, as well as printing and mailing and other expenses in connection with the registration of KTFF Shares under the 1933
Act) incurred by it in connection with the Reorganization. KTET will pay the expenses of printing and mailing this Prospectus/Proxy Statement and other material to KTET shareholders and conducting proxy solicitations.

Description of the Securities to be Issued

   KTFF is an open-end, diversified management investment company, organized as a Massachusetts business trust. KTFF currently issues one class of shares, which participate equally in dividends and distributions and have equal voting, liquidation and other rights, including rights of appraisal. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. After the Reorganization, KTFF will publicly offer and issue this class. KTFF Shares may be exchanged for Shares of any of the other twelve funds in the Keystone Fund Family, but will have no other preference, conversion, exchange or preemptive rights. Shares are redeemable, transferable and freely assignable as collateral. There are no sinking fund provisions.

   Under Massachusetts law, the Fund is not required to hold annual meetings. The Fund will hold special meetings from time to time as required under its Declaration of Trust, By-Laws and the 1940 Act. A special meeting of shareholders will be held when 10% of the outstanding shares request a meeting for the purpose of removing a Trustee.

   Under Massachusetts law it is possible that a Fund shareholder may be held personally liable for the Fund's obligations. The Fund's Declaration of Trust pro-vides, however, that shareholders shall not be subject to any personal liability for the Fund's obligations and provides indemnification from Fund assets for any shareholder held personally liable for the Fund's obligations. Disclaimers of such liability are included in each Fund agreement.

   Important financial information relating to KTFF is contained in KTFF's Financial Highlights, attached hereto as Exhibit B. Important information about KTFF is also contained in Management's Discussion of KTFF's
Performance, attached hereto as Exhibit C. This financial information appears in KTFF's most recent Annual Report.

Federal Income Tax Consequences

   The completion of the Reorganization is contingent upon the receipt by KTET of an opinion from Sullivan & Worcester that, on the basis of the existing provisions of the Internal Revenue Code, Treasury regulations, current administrative rules, and court decisions, for federal income tax purposes: (i) no gain or loss will be recognized by KTET or KTFF as a result of the Reorganization; (ii) the basis of the assets of KTET in the hands of KTFF will be the same as the basis of those assets in the hands of KTET immediately prior to the Reorganization; (iii) the holding period of KTET's assets in the hands of KTFF will include the period during which the assets were held by KTET; (iv) no gain or loss will be recognized by shareholders of KTET as a result of the Reorganization; (v) the basis of KTFF Shares received by KTET shareholders will be the same as the basis of KTET Shares surrendered therefor; and (vi) the holding period of KTFF Shares received by KTET shareholders will include the holding period during which KTET Shares surrendered in exchange therefor were held, provided that such Shares were held as a capital asset in the hands of KTET shareholders on the date of the Reorganization.

   As of October 16, 1995, KTET had available, for federal income tax purposes, unused capital loss carryforwards of $15,117,214 expiring in 2002. As a result of the Reorganization, the unused capital loss carryforwards will become tax attributes of KTFF, and the utilization of the carryforwards will benefit all the shareholders of KTFF. If the Reorganization is consummated, KTFF will be constrained, however, in the extent to which it can use the capital loss carryforwards of KTET because of limitations imposed by the Internal Revenue Code upon the occurrence of an "ownership change". KTFF should be able to use in each year from 1996 through 2002, capital loss carryforwards in an amount equal to the value of KTET on the date of the Reorganization multiplied by a long-term tax-exempt rate calculated by the Internal Revenue Service (currently about 6%). If the amount of such losses is not used in one year, it may be added to the amount available for use in the next year.

   KTET shareholders should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of KTET should also consult their tax advisers as to the state and local tax consequences, if any, of the Reorganization.

Capitalization

   The following table shows the capitalization of KTFF and KTET as of October 24, 1995 and on a pro forma basis as of that date after giving effect to the proposed acquisition of assets of KTET at the then net asset value per
Share:

                                                               Pro Forma
                        KTFF                KTET               Combined
                        ----------------    ----------------   ----------------
Total Net Assets        $1,195,551,085      $680,003,189       $1,875,554,273
Net Asset Value per
  Share                 $7.68               $10.69             $7.68
Total Shares
  Outstanding           $155,717,807.854    $63,593,569.799    $244,260,216.167

                         INFORMATION ABOUT THE FUNDS

KEYSTONE TAX FREE FUND

   Information about KTFF is included in its Prospectus dated April 28, 1995, which is incorporated by reference herein and a copy of which accompanies this Prospectus/Proxy Statement. Information about KTFF is also included in its most recent Annual Report and Semi-Annual Report, each of which is incorporated by reference herein. Additional information about KTFF is included in its SAI dated April 28, 1995, and in the SAI dated December 20, 1995, relating to the Reorganization, each of which is incorporated by reference herein. Copies of KTFF's SAIs and Annual and Semi-Annual Reports may be obtained without charge by writing to KTFF at the address listed at the front of this Prospectus/Proxy Statement or by calling KTFF at (800) 343-2898 or (617) 621-6100.

KEYSTONE TAX EXEMPT TRUST

   Information about KTET is included in its Prospectus and SAI each dated March 31, 1995, each of which is incorporated by reference herein. Copies of KTET's Prospectus and SAI may be obtained without charge by writing to KTET at the address listed at the front of this Prospectus/Proxy Statement or by calling KTET at (800) 343-2898 or (617) 621-6100.

                    ADDITIONAL INFORMATION ABOUT THE FUNDS

   Both KTFF and KTET are subject to the informational requirements of the 1934 Act and the 1940 Act, and, in accordance therewith, file reports, proxy material and other information with the Commission.

   Such reports, proxy material and other information can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.

Supplementary Solicitation

   Supplementary solicitation will generally be made by mail, telephone, facsimile, telegram or in person by officers of KTFF and KTET and by officers or employees of KIRC, Keystone, Keystone Investments, the Principal Underwriter or any of their subsidiaries.

   The Fund may also arrange to have votes recorded by telephone. The telephone voting procedure is designated to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded. The Fund has been advised by counsel that these procedures are consistent with the requirements of applicable law. If these procedures were subject to a successful legal challenge, such votes would not be counted at the meeting. The Fund is unaware of any such challenge at this time. Shareholders voting by telephone will be called at the phone numbers KIRC has in its records for accounts, will be asked to verify certain criteria specific to their accounts intended to ensure the identity of the shareholder, and will be given an opportunity to authorize proxies to vote their shares at the meeting in accordance with their instructions. To ensure that shareholders' instructions have been recorded correctly, shareholders will receive a confirmation of their instructions in the mail. A toll-free number will be available in case the information contained in the confirmation is incorrect. Although shareholders' votes may be taken by telephone, each shareholder will receive a copy of this Prospectus/Proxy Statement and may vote by mail using the enclosed proxy card.

Substantial Shareholders

   As of October 31, 1995, to the best knowledge of KTFF, the following shareholder owned of record 5% or more of the outstanding Shares of KTFF:

                                           Percentage
Shareholder                                 Interest
------------------------------------   ------------------
Merrill Lynch Pierce Fenner & Smith           17.249%
Attn: Book Entry
4800 Deer Lake Dr. E, 3rd FL
Jacksonville, FL 32246-6484

   On that date, the Trustees and officers of KTFF, as a group, beneficially owned less than 1% of the outstanding Shares of KTFF.

   As of October 31, 1995, to the best knowledge of KTET, the following shareholders owned of record 5% or more of the outstanding Shares of KTET.

                                           Percentage
Shareholder                                 Interest
------------------------------------   ------------------
Merrill Lynch Pierce Fenner & Smith           8.509%
Attn: Book Entry
4800 Deer Lake Dr. E, 3rd FL
Jacksonville, FL 32246-6484

   On that date, the Trustees and officers of KTET, as a group, beneficially owned less than 1% of the outstanding Shares of KTET.

Interest of Certain Persons

   The following entities receive payments from KTFF for services rendered pursuant to contractual arrangements with KTFF: Keystone Management, as investment manager, receives payments for its investment management services, as described in the section above entitled "Investment Advisory and Management Fees"; Keystone, as investment adviser, receives payments for its investment advisory services, also as described in the section above entitled "Investment Advisory and Management Fees"; the Principal Underwriter receives payments pursuant to the 12b-1 Plan described in the section above entitled "Distribution Procedures and Payments" as well as certain payments in respect of contingent deferred sales charges; and KIRC is compensated for acting as the transfer and dividend disbursing agent.

                                                               January 2, 1996

                                                                     EXHIBIT A

                     AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is entered into as of October 16, 1995, by and between Keystone Tax Free Fund ("KTFF"), a Massachusetts business trust, and Keystone Tax Exempt Trust ("KTET"), a Massachusetts business trust (each, a "Fund," and together, the "Funds"), each Fund having its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116.

                                 WITNESSETH:

   WHEREAS, each of KTFF and KTET is a diversified, open-end management company registered under the Investment Company Act of 1940 (the "1940 Act") and issues shares of beneficial interest;

   WHEREAS, KTFF and KTET have agreed, subject to the receipt of the approvals described in Section 3 below, to transfer all of the assets of KTET to KTFF in exchange for shares of KTFF with KTFF assuming the liabilities of KTET to the extent provided herein;

   WHEREAS, following the reorganization, shares of KTFF will be distributed to the shareholders of KTET in liquidation of KTET, and KTET will be terminated;

   WHEREAS, the reorganization described in this Agreement is intended to be a reorganization within the meaning of Section 368 (a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"); and

   WHEREAS, the respective Boards of Trustees of KTET and KTFF, including each Fund's Independent Trustees, have determined that participating in the transactions contemplated by this Agreement is in the best interests of the Funds;

   NOW THEREFORE, in consideration of the premises set forth above and the mutual covenants and agreements set forth below, the parties hereto agree as follows:

                                  SECTION 1.
                        EXCHANGE OF ASSETS FOR SHARES

   1.1 Terms of Exchange.

      (a) Upon the Effective Date (as defined in Subsection 1.2 below), KTET will sell, transfer, and deliver to KTFF good and marketable title to all of the then existing assets of KTET free and clear of all liens, claims, charges, options, and encumbrances.

      (b) KTFF will assume and pay, to the extent that they exist on the Effective Date, all the liabilities of KTET, whether absolute, accrued, contingent, or otherwise.

      (c) KTFF will deliver to KTET that number of full and fractional shares of KTFF having an aggregate net asset value equal to the aggregate net asset value of KTET, all determined as provided in Section 1.1(d) below.

      (d) The following provisions shall apply to the determination of the number of shares of KTFF to be delivered:

         (i) The net asset value per share of KTFF shall be determined as of the close of business on the New York Stock Exchange on the Effective Date.

         (ii) The net value of the assets and liabilities of KTET shall be determined as of the close of business on the New York Stock Exchange on the Effective Date.

         (iii) The net asset value per share of KTET shall be determined as of the close of business on the New York Stock Exchange on the Effective Date.

         (iv) The net asset value of KTFF shall be computed in the manner set forth in KTFF's current Registration Statement under the Securities Act of 1933 ("1933 Act") and the 1940 Act, except that such computation shall be made to the nearest one-hundredth of a cent.

         (v) The assets and liabilities of KTET shall be valued in the same manner as that used with respect to the valuation of the assets and liabilities of KTFF in the computation of the net asset value per share of KTFF.

         (vi) The net asset value per share of KTET shall be computed by dividing the net value of the assets and liabilities of KTET, determined as provided in (ii) and (v) above, by the number of shares of KTET outstanding as of the close of business on the New York Stock Exchange (the "Exchange") on the Effective Date; and such computation shall be made to the nearest one-hundredth of a cent.

         (vii) The net asset value per share of KTET determined as provided in
      (vi) above shall be divided by the net asset value per share of KTFF determined as provided in (i) and (iv) above; and the result of such division shall be calculated to six decimal places (the "Conversion Ratio").

         (viii) The number of shares of KTET outstanding at the close of business on the New York Stock Exchange on the Effective Date shall be multiplied by the Conversion Ratio to determine the number of shares of KTFF to be delivered.

         (ix) KPMG Peat Marwick LLP shall provide a written report to each of KTFF and KTET on procedures they will have performed to determine the accuracy of the computations required by this Section 1.1(d).

   1.2 Closing and Effective Date. The closing shall be held at the offices of Keystone Investment Management Company, investment adviser to KTFF, located at 200 Berkeley Street, Boston, Massachusetts 02116, and shall occur on the later of (a) receipt of all necessary regulatory approvals; (b) the final adjournment of the meeting of the shareholders of KTET at which this Agreement will be considered so long as this Agreement and the transaction set forth herein are approved by the shareholders of KTET at the meeting; or (c) such later date as the parties may mutually agree (the "Effective Date").

   1.3 KTET Share Sales and Transfers. KTET shall not issue, sell, or transfer any of its shares after the Effective Date.

   1.4 Transfer Books; Redemptions. The stock transfer books of KTET will be permanently closed as of the close of business on the Effective Date and only redemption requests relating to KTET received in proper form on or prior to the close of trading on the New York Stock Exchange on the Effective Date shall be accepted by KTET. Redemption requests relating to KTET thereafter received shall be deemed to be redemption requests for shares of KTFF to be distributed to the shareholders of KTET under this Agreement.

   1.5 Treasury Shares. Any shares of KTET held in the treasury of KTET immediately prior to the Effective Date shall be cancelled upon the Effective Date without conversion into shares of KTFF.

   1.6 Transfer Taxes. Any transfer taxes payable upon issuance of shares of KTFF in a name other than the registered shareholder of KTET entitled to receive the same shall be paid by the person to whom such shares are to be issued as a condition of such transfer.

   1.7 Contingent Deferred Sales Charge. KTET imposes a deferred sales charge at rates ranging from a maximum of 4% of amounts redeemed during the same calendar year of purchase to 1% of amounts redeemed during the third calendar year after the year of purchase. No contingent deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the contingent deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the contingent deferred sales charge is deducted from the redemption proceeds otherwise payable to the shareholder. The shareholders of KTET may be subject to such deferred sales charge with respect to those shares of KTFF received by them under this Agreement in exchange for their shares of KTET if their shares of KTET were subject to such deferred sales charge.

                                  SECTION 2.
                   LIQUIDATION OF KEYSTONE TAX EXEMPT TRUST

   2.1 Plan of Liquidation. As soon as practicable after the Effective Date, KTET will distribute pro rata to its shareholders of record as of the close of business on the Effective Date, KTFF shares received by KTET pursuant to
Section 1 above. KTFF will establish an open account on its share records in the name of each shareholder of KTET representing the respective number of shares of KTFF due such shareholder. Fractional KTFF shares will be carried to the third decimal place. No certificates representing KTFF shares will be issued. Simultaneously with such crediting of KTFF shares to the shareholders of record of KTET, the shares of KTET held by such shareholders shall be cancelled.

   2.2 Further Actions to Complete Dissolution. As soon as practicable after the Effective Date, KTET shall take, in accordance with its Declaration of Trust, Massachusetts law, and the rules and regulations of the Securities and Exchange Commission (the "Commission"), all such other steps as shall be necessary and proper to effect a complete liquidation and dissolution of KTET.

                                  SECTION 3.
                           APPROVAL OF TRANSACTIONS

   3.1 Trustees of KTFF. A duly constituted meeting of the Board of Trustees of KTFF was held on December 14, 1994, at which meeting this Agreement and the transactions set forth herein were duly approved by the Trustees of KTFF.

   3.2 Trustees of KTET. A duly constituted meeting of the Trustees of KTET was held on December 14, 1994, at which meeting this Agreement and the transactions set forth herein were duly approved by the Trustees of KTET, subject to the approval of the shareholders of KTET as set forth in Subsection 3.3 below.

   3.3 Approval by Shareholders of KTET. A meeting of the shareholders of KTET shall be called and held for the purpose of having the KTET shareholders act upon this Agreement and the transactions set forth herein. KTFF shall furnish to KTET such data and information relating to KTFF as shall be reasonably requested by the Trustees and officers of KTET for inclusion in the information to be furnished to the shareholders in connection with such meeting.

                                  SECTION 4.
                        REPRESENTATIONS AND WARRANTIES
                          OF KEYSTONE TAX FREE FUND

   4.1 Organization, Existence, etc. KTFF is a business trust, duly organized, validly existing, and in good standing under the laws of The Commonwealth of Massachusetts and has the requisite power to carry on its business as it is now being conducted. KTFF has all necessary federal, state, and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

   4.2 Registration as Investment Company. KTFF is registered under the 1940 Act as an open-end, diversified investment company of the management type, and such registration has not been revoked or rescinded and is in full force and effect.

   4.3 Financial Statements. The financial statements of KTFF for the fiscal year ended December 31, 1994 and the fiscal period ended June 30, 1995, previously delivered to KTET, fairly present the financial position of KTFF as of December 31, 1994 and June 30, 1995, respectively, and the results of its operations and changes in its net assets for the year and period, respectively, then ended.

   4.4 Shares to be Issued. The shares of KTFF to be issued in exchange for the assets of KTET have been duly authorized and when delivered pursuant to this Agreement will be validly issued, fully paid, and nonassessable by KTFF.

   4.5 Authority Relative to this Agreement. KTFF has the power to enter into this Agreement and to carry out its obligations hereunder. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by the Board of Trustees of KTFF and no other proceedings by KTFF are necessary to authorize KTFF's officers to effectuate this Agreement and the transactions contemplated herein. KTFF is not a party to, or obligated under, any charter, by-law, indenture, or contract provision or any other commitment or obligation or subject to any order or decree that would be violated by its executing and carrying out this Agreement.

   4.6 Liabilities. There are no liabilities of KTFF, whether or not determined or determinable, other than liabilities disclosed or provided for in its financial statements for the fiscal year ended December 31, 1994 and for the fiscal period ended June 30, 1995, previously delivered as set forth in Subsection 4.3, and liabilities incurred in the ordinary course of business subsequent to June 30, 1995 or otherwise previously disclosed to KTET, none of which has been materially adverse to the business, assets, or results of operations of KTFF.

   4.7 Litigation. There are no claims, actions, suits, or proceedings pending or, to the knowledge of KTFF, threatened that would materially adversely affect KTFF or its assets or business or prevent or hinder consummation of the transactions contemplated hereby.

   4.8 Contracts. Except for contracts and agreements previously disclosed to KTET, under which no default exists, KTFF is not a party to or subject to any material contract, debt, instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

   4.9 Taxes. The federal income tax returns of KTFF have been filed for all taxable years prior to and including December 31, 1994, and all taxes payable pursuant to such returns have been paid. KTFF has qualified as a regulated investment company under the Code in respect to each taxable year of KTFF since commencement of its operations.

   4.10 Registration/Proxy Statement. KTFF shall file with the Commission a Registration/Proxy Statement (the "Registration/Proxy Statement") under the 1933 Act relating to the shares of KTFF issuable hereunder. At the time the Registration/Proxy Statement becomes effective, the Registration/Proxy Statement (a) will comply in all material respects with the provisions of the 1933 Act and the regulations of the Commission thereunder, and (b) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. In addition, at the time the Registration/Proxy Statement becomes effective, at the time of the meeting of the shareholders of KTET referred to in Subsection 3.3, and on the Effective Date, the proxy statement (the "Proxy Statement"), the prospectus (the "Prospectus"), and statement of additional information (the "Statement of Additional Information") included in the Registration/Proxy Statement, as amended or supplemented by any amendments or supplements filed by KTFF, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this Subsection shall apply to statements in or omissions from the Registration/Proxy Statement or Proxy Statement, Prospectus, and Statement of Additional Information made in reliance upon and in conformity with information furnished by KTET for use in the Registration/Proxy Statement, as provided in Subsection 5.10.

   4.11 Capitalization. On September 29, 1995, 157,690,483 shares of KTFF were duly and validly issued and outstanding, fully-paid and non-assessable by KTFF. KTFF does not have any outstanding options, warrants, or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of its shares.

   4.12 Prospectus. The prospectus and statement of additional information of KTFF each dated April 28, 1995 ("KTFF Prospectus"), which have previously been furnished to KTET, did not contain as of such date and do not as of this date contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

                                  SECTION 5.
                        REPRESENTATIONS AND WARRANTIES
                         OF KEYSTONE TAX EXEMPT TRUST

   5.1 Organization, Existence etc. KTET is a business trust, duly organized, validly existing, and in good standing under the laws of The Commonwealth of Massachusetts and has the requisite power to carry on its business as it is now being conducted. KTET has all necessary federal, state, and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

   5.2 Registration as Investment Company. KTET is registered under the 1940 Act as an open-end, diversified investment company of the management type and such registration has not been revoked or rescinded and is in full force and effect.

   5.3 Financial Statements. The financial statements of KTET for the year ended November 30, 1994 and the fiscal period ended May 31, 1995, previously delivered to KTFF, fairly present the financial position of KTET as of November 30, 1994 and May 31, 1995, respectively, and the results of its operations and changes in its net assets for the year and period, respectively, then ended.

   5.4 Authority Relative to this Agreement. KTET has the requisite power to enter into this Agreement and to carry out its obligations hereunder. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by the Board of Trustees of KTET, and, except for the requisite approval by the shareholders of KTET, no other proceedings on behalf of KTET are necessary to authorize KTET's officers to effectuate this Agreement and the transactions contemplated herein. KTET is not a party to or obligated under any charter, by-law, indenture, or contract provisions or any other commitment or obligation or subject to any order or decree that would be violated by its executing and carrying out this Agreement.

   5.5 Liabilities. There are no liabilities of KTET, whether or not determined or determinable, other than liabilities disclosed or provided for in the financial statements of KTET with respect to the year ended November 30, 1994 and the fiscal period ended May 31, 1995, previously delivered as set forth in Subsection 5.3, and liabilities incurred in the ordinary course of business subsequent to May 31, 1995 or otherwise previously disclosed to KTFF, none of which has been materially adverse to the business assets or results of operations of KTET.

   5.6 Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of KTET, threatened that would materially adversely affect KTET or its assets or business or prevent or hinder consummation of the transactions contemplated hereby.

   5.7 Contracts. Except for contracts and agreements previously disclosed to KTFF, under which no default exists (all of which will be terminated as of the Effective Date), KTET is not a party to or subject to any material contract, debt, instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

   5.8 Portfolio Securities. All securities and other assets held as investments by KTET as of the Effective Date will be owned by KTET free and clear of any liens, claims, charges, options, and encumbrances, except as otherwise indicated in a schedule to be delivered to KTFF prior to the Effective Date. The assets of KTET do not include any assets not permitted under the KTET Prospectus (as hereinafter defined). Except as disclosed to KTFF prior to the Effective Date, none of such securities or other assets is, or, after the completion of the transactions contemplated by this Agreement, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the 1933 Act), and all such securities and other assets are or will be readily marketable.

   5.9 Taxes. The federal income tax returns of KTET have been filed for all taxable years prior to and including November 30, 1994, and all taxes payable pursuant to such returns have been paid. KTET has qualified as a regulated investment company under the Code in respect to each taxable year of KTET since commencement of its operations.

   5.10 Registration/Proxy Statement. In connection with the Registration/ Proxy Statement, KTET will cooperate with KTFF in the preparation of the proxy statement portion of the Registration/Proxy Statement, and will furnish to KTFF the information relating to KTET required by the 1933 Act and the regulations thereunder to be set forth in the Registration/Proxy Statement (including the Proxy Statement, Prospectus, and Statement of Additional Information). At the time the Registration/Proxy Statement becomes effective, the Registration/ Proxy Statement, insofar as it relates to KTET (a) will comply in all material respects with the provisions of the 1933 Act and the regulations thereunder, and (b) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. In addition, at the time the Registration/Proxy Statement becomes effective, at the time of the meeting of the shareholders of KTET referred to in Subsection 3.3, and on the Effective Date, the Proxy Statement, the Prospectus, and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by KTFF insofar as they relate to KTET, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   5.11 Capitalization. On September 29, 1995, 64,028,095 shares of KTET were duly and validly issued and outstanding, fully-paid, and non-assessable by KTET. KTET does not have any outstanding options, warrants, or other rights to subscribe for or purchase any shares of KTET, nor is there outstanding any security convertible into any shares of KTET.

   5.12 Prospectus. The prospectus and statement of additional information of KTET each dated March 31, 1995 ("KTET Prospectus"), which have previously been furnished to KTFF, did not contain as of such date and do not as of this date contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

                                  SECTION 6.
                          CONDITIONS TO OBLIGATIONS
                         OF KEYSTONE TAX EXEMPT TRUST

   The obligations of KTET hereunder with respect to the consummation of the exchange of assets of KTET for shares of KTFF are subject to the satisfaction of the conditions set forth below in this Section.

   6.1 Shareholder Approval. This Agreement and the transactions set forth herein with respect to KTET shall have been approved by the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting shares of KTET.

   6.2 Representations, Warranties and Agreements. KTFF shall have complied with each of its agreements contained herein, each of the representations and warranties of KTFF contained herein shall be true in all material respects as of the Effective Date, and, except as otherwise indicated in any financial statements of KTFF audited or certified by the Treasurer of KTFF, which may be delivered to KTET on or prior to the last business day preceding the Effective Date, as of the Effective Date, there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of KTFF since June 30, 1995. KTET shall have received a certificate of the President of KTFF satisfactory in form and substance to KTET so stating; provided, however, that a decline in net asset value shall not constitute a material adverse change.

   6.3 Regulatory Approval. The Registration/Proxy Statement shall have been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto shall have been issued, and all approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained.

   6.4 Dividends. KTFF will declare to its shareholders of record on or prior to the Effective Date a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to such shareholders as of the Effective Date, that portion of KTFF's investment company taxable income (computed without regard to any deduction for dividends paid) and that portion of KTFF's net realized capital gains which would have the effect of materially diluting the value of shares held by shareholders of either fund.

   6.5  Opinion of Counsel. KTET shall have received the opinion of Rosemary
D. Van Antwerp, General Counsel of Keystone Custodian Funds, Inc., dated the Effective Date, addressed to and in form and substance satisfactory to KTET, to the effect that (a) KTFF is a business trust duly organized and existing and in good standing under the laws of The Commonwealth of Massachusetts; (b) KTFF is an open-end, diversified investment company of the management type registered under the 1940 Act; (c) this Agreement, the transactions provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of KTFF, and this Agreement has been duly executed and delivered by KTFF and is a valid and binding obligation of KTFF; (d) the Registration/Proxy Statement has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and all approvals, registrations and exemptions under federal and state laws considered to be necessary shall have been obtained; and (e) the shares of KTFF to be issued in exchange for the assets of KTET shall have been duly authorized and upon issuance thereof in accordance with this Agreement will be validly issued, fully paid and nonassessable.

   6.6 (a) Secretary's Certificate. KTET shall have received copies of the resolutions adopted by the Board of Trustees of KTFF authorizing the execution of this Agreement by KTFF and the transactions contemplated hereby, certified by the Secretary or an Assistant Secretary of KTFF.

       (b) KTET shall have received a certificate of the Secretary or an Assistant Secretary of KTFF as to the signatures and incumbency of its officers who executed this Agreement on behalf of KTFF and any other documents delivered in connection with the transactions contemplated hereby on behalf of KTFF.

   6.7 Treasurer's Certificate. KTFF shall have furnished to KTET a statement of KTFF's assets and liabilities with values determined as provided in
Section 1.1(d) of this Agreement, together with a list of the respective tax cost of the assets certified by KTFF's Treasurer.

   6.8 (a) Officer's Certificate. KTET shall have received a certificate of an appropriate officer of KTFF as to the fulfillment of all agreements and conditions on its part to be fulfilled hereunder on or prior to the Effective Date, and to the effect that the representations and warranties of KTFF are true and correct in all material respects at and as of the Effective Date as if made at and as of such date.

       (b) KTET shall have received a certificate of an appropriate officer of KTFF that (i) material relating to KTFF included in the Proxy Statement and in the KTFF Prospectus that accompanied such Proxy Statement, taken together, is complete and correct and contained, as of the date of the Proxy Statement and as of the Effective Date, no untrue statement of a material fact and omitted no statement of a material fact required to be stated therein or necessary to make the statements contained therein not misleading; (ii) the Registration/Proxy Statement insofar as it relates to KTFF complied otherwise with the regulations of the Commission applicable to the solicitation of proxies by registered investment companies; and (iii) KTFF's Prospectus and Statement of Additional Information dated April 28, 1995 complied with the requirements of the 1933 Act and the rules and regulations of the Commission thereunder.

   6.9 Opinion of Tax Counsel. KTET shall have received an opinion of Sullivan & Worcester that for federal income tax purposes (a) no gain or loss will be recognized by KTET or KTFF upon receipt by KTFF of the assets transferred pursuant to this Agreement; (b) the basis to KTFF of the assets will be the same as the basis of the assets in the hands of KTET immediately before the exchange; and (c) KTFF's holding periods with respect to the assets will include the respective periods for which the assets were held by KTET.

   6.10 KPMG Peat Marwick LLP Letter. KTET shall have received a letter of KPMG Peat Marwick LLP reporting on procedures performed by them to determine the accuracy of the computations required by Section 1.1(d) above.

                                  SECTION 7.
             CONDITIONS TO OBLIGATIONS OF KEYSTONE TAX FREE FUND.

   The obligations of KTFF hereunder with respect to the consummation of the exchange of its shares for the assets and liabilities of KTET are subject to the satisfaction of the conditions set forth below in this Section.

   7.1 Shareholder Approval. This Agreement and the transactions set forth herein with respect to KTET shall have been approved by the affirmative vote of the holders of a majority (as defined in the Act) of the outstanding voting shares of KTET.

   7.2 Representations, Warranties and Agreements. KTET shall have complied with each of its agreements contained herein, each of the representations and warranties of KTET contained herein shall be true in all material respects as of the Effective Date, and, except as otherwise indicated in any financial statements of KTET audited or certified by the Treasurer of KTET, which may be delivered to KTET on or prior to the last business day preceding the Effective Date, as of the Effective Date, there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of KTET since May 31, 1995. KTFF shall have received a certificate of the President of KTET satisfactory in form and substance to KTFF so stating; provided, however, that a decline in net asset value shall not constitute a material adverse change.

   7.3 Regulatory Approval. The Registration/Proxy Statement shall have been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto shall have been issued, and all approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained.

   7.4 Dividends. KTET will declare to its shareholders of record on or prior to the Effective Date a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to such shareholders, as of the Effective Date, that portion of KTET's investment company taxable income (computed without regard to any deduction for dividends paid) and that portion of KTET's net realized capital gains which would have the effect of materially diluting the value of shares held by shareholders of either Fund.

   7.5 Opinion of Counsel. KTFF shall have received the opinion of Rosemary D. Van Antwerp, General Counsel of Keystone Custodian Funds, Inc., dated the Effective Date, addressed to and in form and substance satisfactory to KTFF, to the effect that (a) KTET is a business trust duly organized and existing and in good standing under the laws of The Commonwealth of Massachusetts; (b) KTET is an open-end diversified investment company of the management type registered under the 1940 Act; (c) all approvals, registrations and exemptions under federal and state laws considered to be necessary have been obtained;
and (d) this Agreement, the transactions provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of KTET, and this Agreement has been duly executed and delivered by KTET and is a valid and binding obligation of KTET.

   7.6 (a) Secretary's Certificate. KTFF shall have received copies of the resolutions adopted by the Board of Trustees of KTET and its shareholders authorizing the execution of this Agreement on behalf of KTET and the transactions contemplated hereby, each certified by the Secretary or an Assistant Secretary of KTET.

       (b) KTFF shall have received a certificate of the Secretary or an Assistant Secretary of KTET as to the signatures and incumbency of its officers who executed this Agreement on behalf of KTET and any other documents delivered in connection with the transactions contemplated thereby on behalf of KTET.

   7.7 Treasurer's Certificate. KTET shall have furnished to KTFF a statement of KTET's assets and liabilities with values determined as provided in
Section 1.1(d) of this Agreement, together with a list of the respective tax cost of the assets certified by KTET's Treasurer.

   7.8 (a) Officer's Certificate. KTFF shall have received a certificate of an appropriate officer of KTET as to the fulfillment of all agreements and conditions on its part to be fulfilled hereunder on or prior to the Effective Date, and to the effect that the representations and warranties of KTET are true and correct in all material respects at and as of the Effective Date as if made at and as of such date.

       (b) KTFF shall have received such other documents, including an opinion of Rosemary D. Van Antwerp, General Counsel to Keystone Custodian Funds, Inc., as KTFF may reasonably request to show fulfillment of the purposes and conditions of this Agreement.

   7.9 Opinion of Tax Counsel. KTFF shall have received an opinion of Sullivan & Worcester that for federal income tax purposes (a) no gain or loss will be recognized by KTET or KTFF upon receipt by KTFF of the assets transferred pursuant to this Agreement; (b) the basis to KTFF of the assets will be the same as the basis of the assets in the hands of KTET immediately before the exchange; and (c) KTFF's holding periods with respect to the assets will include the respective periods for which the assets were held by KTET.

   7.10 KPMG Peat Marwick LLP Letter. KTFF shall have received a letter of KPMG Peat Marwick LLP reporting on procedures performed by them to determine the accuracy of the computations required by Section 1.1(d) above.

   7.11 Other Acts. KTET will, from time to time, as and when requested by KTFF, execute and deliver or cause to be executed and delivered, all such assignments and other instruments, and will take and cause to be taken such further action, as KTFF may deem necessary or desirable in order to vest in and confirm to KTFF title to and possession of all the assets to be sold, assigned, transferred, and delivered hereunder and otherwise to carry out the intent and purpose of this Agreement.

                                  SECTION 8.
                                  AMENDMENT.

   By agreement in writing authorized by the Trustees of KTET and KTFF, the parties hereto may amend this Agreement at any time before or after approval hereof by the shareholders of KTET; provided, however, that after such approval by the shareholders, no amendment shall be made that substantially changes the terms hereof.

                                  SECTION 9.
                          TERMINATION OF AGREEMENT.

   This Agreement may be terminated at any time prior to the Effective Date by either party hereto by written notice given to the other party hereto, without liability on the part of either party hereto or its respective Trustees, officers, or shareholders. In addition, unless the term of this Agreement is extended by mutual consent of the parties hereto, this Agreement shall be terminated without liability on the part of any of the foregoing as of the close of business on June 30, 1996, if the Effective Date is not on or prior to such date.

                                 SECTION 10.
                  WAIVER OF REPRESENTATIONS AND CONDITIONS.

   At any time prior to the Effective Date, either of the parties may by written instrument signed by it (a) waive any inaccuracies in the representations and warranties made to it contained herein; and (b) waive compliance with any of the covenants or conditions made for its benefit contained herein; but after approval by the shareholders, no waiver shall be made that substantially impacts the transactions contemplated hereby.

                                 SECTION 11.
                                  EXPENSES.

   (a) KTFF will pay or cause to be paid all fees and expenses that it incurs in connection with the transaction contemplated by this Agreement, including, but not limited to, legal, accounting, custodian and transfer agents fees, as well as printing, mailing and other expenses in connection with the registration of its shares under the 1933 Act, and additional audit fees.

   (b) KTET will pay or cause to be paid (i) all the costs of printing and mailing the Prospectus/Proxy Statement and other materials to KTET shareholders and conducting proxy solicitations; and (ii) all other fees and expenses that it incurs in connection with the transaction contemplated by this Agreement, including, but not limited to, legal, accounting, custodian and transfer agents fees, and additional audit fees.

                                 SECTION 12.
                               INDEMNIFICATION.

   (a) KTFF agrees to indemnify and hold harmless KTET, its Trustees and officers against any and all claims, to the extent such claims are based upon, arise out of or relate to any untruthful or inaccurate representation, any omission of a material fact necessary to make a statement not misleading or any breach of any warranty or any failure to perform or comply with any of its covenants, conditions, or agreements set forth in this Agreement and any obligation or liability of KTET specifically assumed by KTFF pursuant to
Section 1.1(a);

   (b) KTET agrees to indemnify and hold harmless KTFF, its Trustees and officers against any and all claims, to the extent such claims are based upon, arise out of or relate to any untruthful or inaccurate representation, any omission of a material fact necessary to make a statement not misleading or any breach of any warranty or any failure to perform or comply with any of its covenants, conditions or agreements set forth in this Agreement and any obligation or liability of KTET (other than obligations and liabilities specifically assumed by KTFF pursuant to the provisions of Section 1.1(a)) accruing on or prior to, or existing on the Effective Date or thereafter accrued.

   (c) Any claim for indemnification under paragraphs (a) and (b) based upon any untruthful or inaccurate representation or any breach of any warranty must be asserted within three years from the Effective Date. As used in this section, the word "claim" means any and all liabilities, obligations, losses, damages, deficiencies, demands, claims, penalties, assessments, judgments, actions, proceedings, and suits of whatever kind and nature and all costs and expenses (including, without limitation, reasonable attorneys' fees).

                                 SECTION 13.
                      SURVIVAL OF REPRESENTATIONS, ETC.

   The representations, warranties, covenants, and indemnifications provided for in this Agreement shall survive the Effective Date.

                                 SECTION 14.
                                   GENERAL.

   14.1 Notices. All notices required or permitted hereunder shall be in writing and shall be deemed to have been delivered when deposited in the United States mail, postage pre-paid, registered or certified mail, return receipt requested addressed to the parties as set forth below:

To KTET:                  Albert H. Elfner, III
                          Chairman, President and Chief Executive Officer c/o Keystone Investments, Inc.
                          200 Berkeley Street
                          Boston, MA 02116

With a copy to:           Rosemary D. Van Antwerp
                          Senior Vice President and Secretary
                          c/o Keystone Investments, Inc.
                          200 Berkeley Street
                          Boston, MA 02116

To KTFF:                  Albert H. Elfner, III
                          Chairman, President and Chief Executive Officer c/o Keystone Investments, Inc.
                          200 Berkeley Street
                          Boston, MA 02116

With a copy to:           Rosemary D. Van Antwerp
                          Senior Vice President and Secretary
                          c/o Keystone Investments, Inc.
                          200 Berkeley Street
                          Boston, MA 02116

   The address of any of the foregoing may be changed by notice given to the other party in accordance with this Subsection.

   14.2 Recourse Limited. Each of KTET and KTFF is a Massachusetts business trust established under a Declaration of Trust, as amended from time to time. The obligations of each of KTET and KTFF are not personally binding upon, nor shall recourse be had against the private property of any of its Trustees, shareholders, officers, employees, or agents, but only property of KTET or KTFF, as the case may be, shall be bound.

   14.3 Entire Agreement. This Agreement supersedes all prior agreements between the parties whether written or oral, is intended as a complete and exclusive statement of the terms of the Agreement between the parties, and may not be changed or terminated orally.

   14.4 Counterparts. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed on behalf of KTET and KTFF and delivered to each of the parties hereto.

   14.5 Headings. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

   14.6 No Third Party Rights. Nothing in this Agreement expressed or implied, is intended to confer upon any other person any rights or remedies under or by reason of this Agreement. In addition, the parties hereto represent and warrant that they have not employed any broker, finder, or intermediary in connection with this transaction who might be entitled to a finder's fee or other similar fee or commission.

   14.7 Governing Law. This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

             [THIS REST OF THIS PAGE IS LEFT INTENTIONALLY BLANK.]

   In Witness Whereof, the undersigned have executed this Agreement as of the date first above written.

                          KEYSTONE TAX EXEMPT TRUST

ATTEST:                    By:
                              -------------------------------
                            Albert H. Elfner, III
                            Chief Executive Officer and
                            President
--------------------------


                            KEYSTONE TAX FREE FUND

ATTEST:                    By:
                              -------------------------------
                            Albert H. Elfner, III
                            Chief Executive Officer and
                            President
--------------------------

                                                                    EXHIBIT B

                             FINANCIAL HIGHLIGHTS

                            Keystone Tax Free Fund
                (For a Share outstanding throughout the year)

   The following table contains important financial informatiaon relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes and independent auditors' report are included in the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the year)

                                                                   Year Ended December 31,
                                           ---------------------------------------------------------------------
                                              1994          1993          1992          1991            1990(d)
================================================================================================================
Net asset value:
  Beginning of year                        $     8.12    $     8.04    $     8.07    $     7.90       $     8.06
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Investment income--net                           0.37          0.39          0.46          0.46             0.52
Net gains (losses) on investments               (0.96)         0.48          0.12          0.36            (0.01)
Net commissions paid on fund share
  sales(b)                                        -0-           -0-           -0-           -0-              -0-
----------------------------------------------------------------------------------------------------------------
  Total from investment operations              (0.59)         0.87          0.58          0.82             0.51
----------------------------------------------------------------------------------------------------------------
Less distributions from(a):
Investment income--net                          (0.37)        (0.39)        (0.46)        (0.46)           (0.52)
In excess of investment income--net             (0.06)        (0.06)        (0.04)        (0.07)           (0.03)
Realized capital gains--net                       -0-         (0.33)        (0.11)        (0.12)           (0.12)
In excess of realized capital gains--net          -0-         (0.01)          -0-           -0-              -0-
----------------------------------------------------------------------------------------------------------------
  Total distributions                           (0.43)        (0.79)        (0.61)        (0.65)           (0.67)
----------------------------------------------------------------------------------------------------------------
Net asset value:
  End of year                              $     7.10    $     8.12    $     8.04    $     8.07       $    7.90
================================================================================================================
Total return(c)                                 (7.34%)       11.15%         7.55%        10.80%            6.66%
Ratios/supplemental data
Ratios to average net assets:
  Operating and management expenses              1.55%         1.66%         1.38%         1.75%            1.18%
  Investment income--net                         4.92%         4.72%         5.71%         5.78%            6.54%
Portfolio turnover rate                            84%           76%           78%           77%              64%
Net assets, end of year (thousands)        $1,197,727    $1,548,503    $1,453,199    $1,146,185       $1,060,826
================================================================================================================

                                                                     Year Ended December 31,
                                             ------------------------------------------------------------------
                                               1989          1988          1987          1986            1985
===============================================================================================================
Net asset value:
  Beginning of year                          $   8.18      $   8.09      $   8.85     $     8.31       $   7.57
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
Investment income--net                           0.57          0.55          0.56           0.68           0.70
Net gains (losses) on investments                0.15          0.30         (0.58)          0.88           0.81
Net commissions paid on fund share
  sales(b)                                        -0-           -0-           -0-          (0.08)         (0.07)
---------------------------------------------------------------------------------------------------------------
 Total from investment  operations               0.72          0.85         (0.02)          1.48           1.44
---------------------------------------------------------------------------------------------------------------
Less distributions from(a):
Investment income--net                          (0.60)        (0.63)        (0.64)         (0.68)         (0.70)
In excess of investment income--net               -0-           -0-           -0-          -0-              -0-
Realized capital gains--net                     (0.24)        (0.13)        (0.10)         (0.26)           -0-
In excess of realized capital gains--net          -0-           -0-           -0-          -0-              -0-
---------------------------------------------------------------------------------------------------------------
 Total distributions                            (0.84)        (0.76)        (0.74)         (0.94)         (0.70)
---------------------------------------------------------------------------------------------------------------
Net asset value: End of year                 $   8.06      $   8.18      $   8.09     $     8.85       $   8.31
===============================================================================================================
Total return(c)                                  9.11%        10.89%        (0.14)%        18.26%         19.96%
Ratios/supplemental data
Ratios to average net assets:
 Operating and  management expenses              1.23%         1.79%         1.70%          0.83%          0.92%
 Investment income--net                          6.94%         6.74%         6.80%          7.79%          8.65%
Portfolio turnover rate                            69%           61%           43%            44%            55%
Net assets, end of year (thousands)          $901,912      $903,132      $894,768     $1,025,084       $863,720
===============================================================================================================

(a) Effective January 1, 1993 the Fund adopted Statement of Position 93-2:
    "Determination, Disclosure, and Financial Statement Presentation of Income Capital Gain and Return of Capital Distributions by Investment Companies." As a result, distribution amounts exceeding book basis investment income--net (or tax basis net income on a temporary basis) are presented as "Distributions in excess of investment income--net." Similarly, capital gain distributions in excess of book basis capital gains (or tax basis capital gains on a temporary basis) are presented as "Distributions in excess of realized capital gains." For the fiscal years ended December 31, 1992, 1991, and 1990, distributions in excess of book basis net income were presented as "distribution from paid-in capital".

(b) Prior to June 30, 1987, net commissions paid on new sales of shares under the Fund's Rule 12b-1 Distribution Plan had been treated for both financial statement and tax purposes as capital charges. On June 11, 1987, the Securities and Exchange Commission adopted a rule which required for financial statements for the periods ended on or after June 30, 1987, that net commissions paid under Rule 12b-1 be treated as operating expenses rather than capital charges. Accordingly, beginning with the year ended December 31, 1987, the Fund's financial statements reflect 12b-1 Distribution Plan expenses (i.e., shareholder servicing fees plus commissions paid net of deferred sales charges received by the
    Fund) as a component of net investment income.

(c) Excluding contingent deferred sales charges.

(d) Calculation based on average shares outstanding.

                                                                     EXHIBIT C

                MANAGEMENT'S DISCUSSION OF KTFF'S PERFORMANCE

Keystone Tax Free Fund

   Seeks high current income, exempt from federal income taxes, while preserving capital by investing in high quality municipal bonds.

Dear Shareholder:

We are pleased to report to you on activities in Keystone Tax Free Fund for the fiscal year which ended December 31, 1994.

Performance

Your Fund returned -7.34% for the twelve-month period.

   It is only during unusual periods that high quality municipal bond funds produce negative returns, and the past year was one of those exceptions. Your Fund's returns were symptomatic of the municipal bond market's performance. When the increases in short-term interest rates began in February, the bond market reacted very strongly with rates rising and prices falling. As is frequently the case during economic expansions, we believe the bond markets may have over-reacted to these rate increases.

   1994 was a year of transition for municipal bond investors, as interest rates rose from historic lows to higher, and we believe, more sustainable levels. However, we think most of the market turbulence is now behind us, and believe there are many good reasons to maintain an investment in a broadly diversified portfolio of municipal bonds:

   (bullet) Share prices should stabilize over the coming months, because the likelihood of major rate increases is much lower than it was at the beginning of 1994.

   (bullet) Yields are much higher than they were a year ago. The yield on a Aa-rated electric bond on December 31, 1994 was 6.85% compared to 5.60% one year earlier.(1)

   (bullet) Municipal bonds represent a very attractive value with yields currently equal to 87% of a comparable US Treasury bond.(2)

   (bullet) Tax-free bonds remain one of the few investments exempt from federal income taxes,(3) allowing you to keep more of what you earn.

---------------------------
(1)The yields on the Lehman Aa Electric Municipal Bond Index as of December 31, 1993 and December 31,1994. Source: Lehman Brothers, Inc.

(2)Source: Keystone Custodian Funds, Inc. Based on a random selection of 30-year Aa-rated municipal bonds versus the yield on the 30-year US Treasury bond on December 31, 1994.

(3)For investors in certain tax situations, a portion of income may be subject to the federal alternative minimum tax (AMT).

   We have taken steps to carefully position your Fund's holdings in the context of this higher interest rate environment. We are currently emphasizing higher coupon bonds which tend to provide more attractive income and better price stability than comparable discount bonds. Throughout the period, we maintained our commitment to better quality municipal bonds. At the end of the period, the portfolio continued to maintain a Aa average rating, the second best, and its average maturity was about 19 years. While municipal bonds will fluctuate in price, we believe that better quality bonds can provide more consistent income and improved price stability than lower quality municipal bonds over the long term.

Outlook

While rates may inch higher in the coming months, we anticipate an improved environment for municipal bond investors in 1995. The combination of lower bond prices and higher yields should create more positive conditions for investors seeking tax-free income. If inflation remains moderate as expected, real after-tax returns are likely to be quite attractive.

   We encourage you to maintain a long-term perspective about Keystone Tax Free Fund. Over time, investment returns tend to even out, rewarding investors who are able to tolerate short-term price fluctuations. As market conditions change, we will continue to manage your Fund to seek valuable tax-free income from a portfolio of quality municipal obligations.(3)

   We appreciate your continued support of Keystone funds. If you have any questions or comments, please feel free to call or write to us.

Sincerely,

[signature of George S. Bissell]

George S. Bissell

Chairman


[signature of Albert H. Elfner, III]

Albert H. Elfner, III

President


February 1995

                     A Discussion With Your Fund Manager

   Betsy A. Blacher is vice president and senior portfolio manager at Keystone specializing in tax-free municipal bonds. A professional with 16 years of investment experience, Ms. Blacher is portfolio manager of Keystone Tax Free Fund.

What does the Fund offer investors?

   The Fund is designed for tax-sensitive investors. It seeks consistent, attractive income that is exempt from federal income tax.(3) The Fund offers professional management and diversification from a portfolio of quality municipal bonds. We manage the Fund with careful attention to credit quality and financial stability.

How did municipal bonds perform over the past year?

   The past year has been a very difficult time for the bond market in general. Since February 1994, interest rates have been climbing. There were six increases in short- term interest rates totaling 2.25 percentage points. When rates go up, bond prices tend to go down.

Portfolio Quality Summary as of December 31, 1994

Moody's Rating--Where Moody's ratings were not available, we have used ratings from Standard & Poor's Corporation, Fitch Investor's Service, Inc. or ratings assigned by another nationally recognized statistical rating organization.

Aaa (38%); Aa (18%); A (24%); Baa (11%); Not rated (6%); Other (3%)--
Includes securities rated below Baa (1%), short-term obligations, and other assets and liabilities.

How did the Fund perform?

   Generally, the Fund generated returns that paralleled the performance of the municipal bond market. The Fund continued to provide shareholders with attractive tax-free income, but rising interest rates caused bond prices to decline during this time period. A negative total return is relatively unusual for municipal bonds, but was unavoidable under the prevailing market conditions.

Should investors be concerned about this year's market activity?

   Although shareholders may be concerned about the Fund's short-term performance, understanding the cyclical nature of the bond market provides an important perspective. Price declines are a normal market reaction to rising interest rates. As interest rates level out, prices should also stabilize. We're beginning to see evidence of this already. The market has begun to adjust to the higher rates, and the most recent increases have had a more limited effect on bond prices. In this type of market, it is especially important to maintain a long-term outlook. Over time, price changes have tended to even out, providing long-term investors with an opportunity for improved returns.

What changes did you make in response to the interest rate increases?

   As interest rates began to rise, we generally shortened the Fund's maturity to reduce price volatility. We also emphasized higher coupon issues and kept more cash on hand. While this strategy did not prevent price declines, it did help reduce share price fluctuations. Between August and December, we became more fully invested again, reducing the portfolio's cash position. We aimed for an average maturity of about 19 years, emphasized non-callable bonds, and continued to purchase higher coupon issues. While the portfolio is still positioned somewhat defensively, it is now more fully invested in bonds to take advantage of the higher yields currently available.

[BAR CHART]

Relatively Attractive
Municiple Bond Yields
as of December 31, 1994

Municple Bonds           6.85%
U.S. Treasury Bonds      7.87%

NOTE: FILL IN PLOT POINTS FROM MAC

Municipal bond yields recently equalled 87% of the yield on a comparable U.S. Treasury bond.

Source: Keystone Custodian Funds, Inc.
Based on a random selection of 30-year Aa-rated municipal bonds versus the yield on the 30-year US Treasury bond on December 31, 1994.

What is your outlook for the municipal bond market?

   We are cautiously optimistic. We believe that the worst is now behind us, and that today's market offers investors some good opportunities. The combination of higher yields and relatively low inflation has resulted in very attractive after-tax returns. We expect demand for municipal bonds to increase, as the investment markets stabilize. The supply of new issues is comparatively light, which could have a positive effect on the value of existing bonds.

What do you look for when selecting bonds for the Fund?

   We are extremely selective about fund holdings. A strong credit rating, generally A or better, is a good start, but it's only the beginning. The health of the local economy, fiscal policy, tax receipt cash flows, and the state legislative climate are all important factors. We consider the taxing power of the issuer and the expected cash flows from the project. Overall, we look for bond issues that have solid financial positions and are attractively priced.

   Lately, we've placed increasing emphasis on evaluating the current yield and maturity of bonds in addition to our careful financial evaluation. As a general rule, we prefer higher coupon bonds, because their higher income makes them more resistant to market downturns. And finally, we evaluate how a potential holding will fit with the existing composition of the portfolio. We attempt to build a portfolio that is broadly diversified, both by geography and by sector.

What sectors do you currently favor?

   In today's changing market environment we're leaning toward stable, non-cyclical sectors whenever possible, such as transportation, highways and infrastructure issues. These bond issues tend to have defined and reliable revenue sources. We're also exploring several alternative energy issues to determine whether there is value in the new technology.

Is this a good time for investors to buy tax free funds?

   Yes. We believe municipal bonds are more attractive than they have been in four years. With bond yields up and an expectation for improved stability in the markets, we think municipal bonds will provide attractive income over the next six months or so. More importantly, we believe yields on municipal bonds are very attractive, with yields equaling 87% of taxable bonds.

   While it is impossible to know how the market will perform, share prices have already reached attractive levels, and this may be an opportune time to consider adding to tax-exempt holdings. Of course there is always risk associated with investing, but Keystone Tax Free Fund will continue to offer investors a diversified, professionally managed opportunity for income that is exempt from federal taxation.(3)

[GRAPH]

Your Fund's Performance

Growth of an investment in
Keystone Tax Free Fund

In Thousands

               Reinvested         Initial
             Distributions      Investment
12/84            9500              10000
12/85            8300              10294
12/86            9626              10731
12/88           12146              11231
12/89           11921              11936
12/90           13912              12293
12/91           15658              12667
12/92           17641              13006
12/93           17173              13336
12/94           22442              14217

A $10,000 investment in Keystone Tax Free Fund made on December 31, 1984 with all distributions reinvested was worth $22,442 on December 31, 1994. Past performance is no guarantee of future results.

   The "if you redeemed" returns reflect the deduction of the 3% CDSC for those investors who sold Fund shares after one calendar year. Investors who retained their fund investment earned the returns reported in the second column of the table.

   The investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

Twelve-Month Performance        as of December 31, 1994
-------------------------------------------------------
Total return*                                    -7.34%
Net asset value                    12/31/93      $8.12
                                   12/31/94      $7.10
Dividends                                        $0.43
Capital gains                                    None

* Before deduction of contingent deferred sales charge (CDSC).

Historical Record               as of December 31, 1994
-------------------------------------------------------
                                  If you    If you did
Cumulative Total Return         redeemed    not redeem
1-year                             -9.96%        -7.34%
5-year                             30.92%        30.92%
10-year                           124.42%       124.42%
Average Annual Total Return
1-year                             -9.96%        -7.34%
5-year                              5.54%         5.54%
10-year                             8.42%         8.42%

   You may exchange your shares for another Keystone fund by phone or in writing for a $10 fee. The exchange fee is waived for individual investors who make an exchange using Keystone's Automated Response Line (KARL). The Fund reserves the right to change or terminate the exchange offer.

                           Growth of an Investment

Comparison of change in value of a $10,000 investment in Keystone Tax Free Fund, the Lehman Municipal Bond Index, and the Consumer Price Index.

[CHART]

Comparisons of change in value of a $10,000 investment in Keystone Tax Free Fund, the Lehman Municipal Bond Index, and the Consumer Price Index.

In Thousands
December 31, 1984 through December 31, 1994

Fund Average Annual Total Return
1 Year           5 Year           10 Year
-9.96%            5.54%            8.42%

         Fund    LMBI    CPI
         ----    ----    ---
12/84    9500    9999   10000
12/85    8300    8071   10294
12/86    9626    9918   10731
12/88   12146   12939   11231
12/89   11921   12468   11936
12/90   13912   15002   12293
12/91   15658   17778   12667
12/92   17641   19574   13006
12/93   17173   19780   13336
12/94   22442   24731   14217

Past performance is no guarantee of future results. The one-year return reflects the deduction of the Fund's 3% contingent deferred sales charge for shares held more than one year. Consumer Price Index is through November 30, 1994.

This chart graphically compares your Fund's total return performance to certain investment indexes. It is the result of fund performance guidelines issued by the Securities and Exchange Commission. The intent is to provide investors with more information about their investment.

Components of the Chart

   The chart is composed of several lines that represent the accumulated value of an initial $10,000 investment for the period indicated. The lines illustrate a hypothetical investment in:

1. Keystone Tax Free Fund

   Your Fund seeks current income, exempt from federal income taxes, while preserving capital by investing in high quality municipal bonds. The return is quoted after deducting sales charges (if applicable), fund expenses, and transaction costs and assumes reinvestment of all distributions.

2. Lehman Municipal Bond Index (LMBI)

   The LMBI is a broad-based, unmanaged market index of securities issued by state and local governments. It represents the price change and coupon income of several thousand securities with various maturities and qualities. Securities are selected and compiled by Lehman Brothers, Inc. according to criteria that may be unrelated to your Fund's investment objective.

3. Consumer Price Index (CPI)

   This index is a widely recognized measure of the cost of goods and services produced in the U.S. The index contains factors such as prices of services, housing, food, transportation and electricity which are compiled by the U.S. Bureau of Labor Statistics. The CPI is generally considered a valuable benchmark for investors who seek to outperform increases in the cost of living.

   The indexes do not include transaction costs associated with buying and selling securities, and do not hold cash to meet redemptions. It would be difficult for most individual investors to duplicate the indexes.

Understanding What the Chart Means

   The chart demonstrates your Fund's total return performance in relation to a well known investment index and to increases in the cost of living. It is important to understand what the chart shows and does not show.

   This illustration is useful because it charts Fund and index performance over the same time frame and over a long period. Long-term performance is a more reliable and useful measure of performance than measurements of short-term returns or temporary swings in the market. Your financial adviser can help you evaluate fund performance in conjunction with the other important financial considerations such as safety, stability and consistency.

                                TABLE OF CONTENTS




IMPORTANT DEFINITIONS........................................


SYNOPSIS.....................................................


PRINCIPAL RISK FACTORS.......................................


THE REORGANIZATION...........................................


INFORMATION ABOUT THE FUNDS..................................


ADDITIONAL INFORMATION ABOUT THE FUNDS.......................

                                     PART B

Part B


          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                             KEYSTONE TAX FREE FUND

                       Statement of Additional Information

                                December 20, 1995



      This Statement of Additional Information contains or incorporates by reference material which may be of interest to investors but which is not included in the Prospectus/Proxy Statement ("Prospectus") of Keystone Tax Free Fund dated December 20, 1995. This Statement is not a Prospectus and is authorized for distribution only when it accompanies or follows delivery of the above-referenced Prospectus. This Statement should be read in conjunction with the Prospectus. Copies of the Prospectus can be obtained by writing to Keystone Tax Free Fund, 200 Berkeley Street, Boston, Massachusetts 02116-5034, or calling
(800) 343-2898.


                                TABLE OF CONTENTS


      This Statement of Additional Information contains or incorporates by reference the following:


I. Statement of Additional Information of Keystone Tax Free Fund dated April 28, 1995, which is hereby incorporated by reference herein.

II. Annual Report of Keystone Tax Free Fund for the fiscal year ended December 31, 1994, which is hereby incorporated by reference herein.

III. Semi-Annual Report of Keystone Tax Free Fund for the fiscal period ended June 30, 1995, which is hereby incorporated by reference herein.

IV. Statement of Additional Information of Keystone Tax Exempt Trust dated March 31, 1995, which is hereby incorporated by reference herein.

V. Annual Report of Keystone Tax Exempt Trust for the fiscal year ended November 30, 1994, which is hereby incorporated by reference herein.

VI. Semi-Annual Report of Keystone Tax Exempt Trust for the fiscal period ended May 31, 1995, which is hereby incorporated by reference herein.

VII. Pro Forma Combined Statement of Assets and Liabilities of Keystone Tax Exempt Trust and Keystone Tax Free Fund as of June 30, 1995 and the Combined Statement of Operations for (i) the fiscal year ended December 31, 1994 and (ii) the fiscal period ended June 30, 1995.

                                     PART C

Part C


                                OTHER INFORMATION



Item 15.  Indemnification
          ---------------

          Provisions for indemnification of Registrant's Trustees and officers are contained in Article VIII of Registrant's Amended and Restated Declaration of Trust, a copy of which was filed with Post-Effective Amendment No. 24 to Registration Statement No. 2-58699/811-2740 as
          Exhibit 24(b)(1) and is incorporated by reference herein.

          Provisions for this indemnification of Keystone Management, Inc. and Keystone Investment Management Company, investment manger and investment advisor to the Fund, respectively, are contained in Section 7 of the Investment Management Agreement between Registrant and Keystone Management, Inc. and Section 6 of the Investment Advisory Agreement between Keystone Management, Inc. and Keystone Investment Management Company, copies of which were filed with Post-Effective Amendment No. 24 to Registration Statement No. 2-58699/811-2740 as Exhibits 24(b)(5)(A) and 24(b)(5)(B), respectively, and are incorporated by reference herein.

Item 16.  Exhibits
          --------

1. A copy of the Registrant's Amended and Restated Declaration if Trust dated July 27, 1993 was filed with Post-Effective Amendment No. 24 to Registration Statement No. 2-58669/811-2740 as Exhibit 24(b)(1) and is incorporated by reference herein.

2. A copy of the Registrant's By-laws was filed with Post-Effective Amendment No. 2 to registration Statement No. 2-58699/811-2740 as
          Exhibit 24(b)(2) and is incorporated by reference herein.

3.        Not applicable.

4. Agreement and Plan of Reorganization constitutes Exhibit A included in Part A hereof.

5.        a. Registrant's Prospectus and Statement of Additional Information was
             filed with Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 2-58699/811-2740 in Part A and is incorporated by reference herein.

          b. Registrant's  Restated  Declaration of Trust,  Articles III, V and
             VI.

          c. Registrant's By-Laws, Article 2, Section 2.5.

6.        a. A copy of the Investment Management Agreement between Keystone
             Management, Inc. and the Registrant dated August 19, 1993 was filed with Post-Effective Amendment No. 24 to Registration Statement No. 2-58699/811-2740 as Exhibit 24(b)(5)(A) and is incorporated by reference herein.

          b. A copy of the Investment Advisory Agreement between Keystone Management, Inc. and Keystone Investment Management Company (formerly known as Keystone Custodian Funds, Inc.) dated August 19, 1993 was filed with Post-Effective Amendment No. 24 to Registration Statement No. 2-58699/811-2740 as Exhibit 24(b)(5)(B) and is incorporated by reference herein.

7.        a. A copy of the Principal Underwriting Agreement between the
             Registrant and Keystone Investment Distributors Company (formerly known as Keystone Distributors, Inc.) dated August 19, 1993 was filed with Post-Effective Amendment No. 24 to Registration Statement No. 2-58699/811-2740 as part of Exhibit 24(b)(6) and is incorporated by reference herein.

          b. A specimen of the form of Dealer Agreement to be used by the principal underwriter was filed with Post-Effective Amendment No. 20 to Registration Statement No. 2-58699/811-2740 as part of
             Exhibit 24(b)(6) and is incorporated by reference herein.

8.           Not applicable.

9. A copy of the Custodian Agreement between the Registrant and State Street Bank and Trust Company was filed with Post-Effective Amendment No. 2 to the Fund's Registration Statement as Exhibit 24(b)(8) and is incorporated by reference herein. Copies of Amendments Nos. 1-6 to the Custodian, Fund Accounting and Recordkeeping Agreement between the Registrant and State Street Bank and Trust Company were filed with Post-Effective Amendment No. 23 to Registration Statement No. 2-58699/811-2740 as part of Exhibit 24(b)(8) and are incorporated by reference herein.

          --------

10. A copy of the Registrant's Distribution Plan adopted pursuant to Rule 12b-1 was filed with Post-Effective Amendment No. 8 to Registration Statement No. 2-58699/811-2740 as part of Exhibit 24(b)(15) is incorporated by reference herein.

11. An Opinion and Consent of Counsel as to the legality of the securities registered by Registrant is filed herewith as Exhibit 11.

12. Opinion and Consent of Counsel as to tax matters and consequences to shareholders is filed herewith as Exhibit 12.

13.       Not applicable.

14.       Consent of Independent Auditors is filed herewith as Exhibit 14.

15.       Not applicable.

16.       Powers of Attorney are filed herewith as Exhibit 16.

17.       a. Copies of Registrant's Declaration under Rule 24f-2 and an opinion and consent of counsel dated January 25, 1995 as to the legality of shares being registered are filed herewith as Exhibit 17(a).

          b. Form of Proxy Card is filed herewith as Exhibit 17(b).

          c. KTFF's prospectus dated April 28, 1995 is filed herewith as Exhibit 17(c).

Item 17.  Undertakings
          ------------

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES
                                   ----------


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, by the undersigned, thereunto duly authorized, in the City of Boston, in The Commonwealth of Massachusetts, on the 20th day of November, 1995.


                                    KEYSTONE TAX EXEMPT TRUST


                                    By: /s/ George S. Bissell
                                        ---------------------------
                                        George S. Bissell*
                                        Chairman of the Board


                                   *By: /s/ Melina M.T. Murphy
                                        ---------------------------
                                        Melina M.T. Murphy**
                                        Attorney-in-Fact


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of November, 1995.


SIGNATURES                    TITLE
----------                    -----


/s/ George S. Bissell         Chairman of the Board and Trustee
---------------------------
George S. Bissell*


/s/ Albert H. Elfner, III     Chief Executive Officer, President
---------------------------   and Trustee
Albert H. Elfner, III*


/s/ Kevin J. Morrissey        Treasurer (Principal Financial
---------------------------   and Accounting Officer)
Kevin J. Morrissey*



                                   *By: /s/ Melina M.T. Murphy
                                        ---------------------------
                                        Melina M.T. Murphy**
                                        Attorney-in-Fact

SIGNATURES                    TITLE
----------                    -----


/s/ Frederick Amling          Trustee
---------------------------
Frederick Amling*


/s/ Charles A. Austin, III    Trustee
---------------------------
Charles A. Austin, III*


/s/ Edwin D. Campbell         Trustee
---------------------------
Edwin D. Campbell*


/s/ Charles F. Chapin         Trustee
---------------------------
Charles F. Chapin*


/s/ K. Dun Gifford            Trustee
---------------------------
K. Dun Gifford*


/s/ Leroy Keith, Jr.          Trustee
---------------------------
Leroy Keith, Jr.*


/s/ F. Ray Keyser, Jr.        Trustee
---------------------------
F. Ray Keyser, Jr.*


/s/ David M. Richardson       Trustee
---------------------------
David M. Richardson*


/s/ Richard J. Shima          Trustee
---------------------------
Richard J. Shima*


/s/ Andrew J. Simons          Trustee
---------------------------
Andrew J. Simons*



                                   *By: /s/ Melina M.T. Murphy
                                        ---------------------------
                                        Melina M.T. Murphy**
                                        Attorney-in-Fact


** Melina M.T. Murphy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(16).

                                   SIGNATURES
                                   ----------


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, by the undersigned, thereunto duly authorized, in the City of Boston, in The Commonwealth of Massachusetts, on the 20th day of November, 1995.


                                    KEYSTONE TAX EXEMPT TRUST


                                    By: /s/ George S. Bissell
                                        ---------------------------
                                    George S. Bissell*
                                    Chairman of the Board


                                   *By:
                                        ---------------------------
                                        Melina M.T. Murphy**
                                        Attorney-in-Fact


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of November, 1995.


SIGNATURES                    TITLE
----------                    -----


/s/ George S. Bissell         Chairman of the Board and Trustee
---------------------------
George S. Bissell*


/s/ Albert H. Elfner, III     Chief Executive Officer, President
---------------------------   and Trustee
Albert H. Elfner, III*


/s/ Kevin J. Morrissey        Treasurer (Principal Financial
---------------------------   and Accountng Officer)
Kevin J. Morrissey*



                                   *By:
                                        ---------------------------
                                        Melina M.T. Murphy**
                                        Attorney-in-Fact

SIGNATURES                    TITLE
----------                    -----


/s/ Frederick Amling          Trustee
---------------------------
Frederick Amling*


/s/ Charles A. Austin, III    Trustee
---------------------------
Charles A. Austin, III*


/s/ Edwin D. Campbell         Trustee
---------------------------
Edwin D. Campbell*


/s/ Charles F. Chapin         Trustee
---------------------------
Charles F. Chapin*


/s/ K. Dun Gifford            Trustee
---------------------------
K. Dun Gifford*


/s/ Leroy Keith, Jr.          Trustee
---------------------------
Leroy Keith, Jr.*


/s/ F. Ray Keyser, Jr.        Trustee
---------------------------
F. Ray Keyser, Jr.*


/s/ David M. Richardson       Trustee
---------------------------
David M. Richardson*


/s/ Richard J. Shima          Trustee
---------------------------
Richard J. Shima*


/s/ Andrew J. Simons          Trustee
---------------------------
Andrew J. Simons*



                                   *By:
                                        ---------------------------
                                        Melina M.T. Murphy**
                                        Attorney-in-Fact


** Melina M.T. Murphy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(16).

                             KEYSTONE TAX FREE FUND

                            KEYSTONE TAX EXEMPT TRUST



                          PRO FORMA COMBINED FINANCIALS




     1. STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1994 AND JUNE 30, 1995


     2. STATEMENT OF OPERATIONS FOR THE PERIODS DECEMBER 31, 1994 AND JUNE 30, 1995 AND RELATED NOTES TO FINANCIALS

KEYSTONE TAX FREE FUND
KEYSTONE TAX EXEMPT TRUST
PROFORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES -
  JUNE 30, 1995 (Unaudited)

                                                          Keystone Tax             Keystone Tax              Pro-forma
                                                           Free Fund              Exempt Trust              Combined
---------------------------------------------------  ----------------------   ---------------------   ---------------------
Assets:
     Investments at market value (a)                 $  1,214,346,403         $  688,861,773          $  1,903,208,176
     Mark-to-market on futures contracts                        9,663                   (239)                    9,424
     Cash                                                     273,344                102,381                   375,725
     Receivable for:
         Investments sold                                          --              4,501,695                 4,501,695
         Fund shares sold                                     432,878                 60,742                   493,620
         Interest                                          22,385,020             13,734,651                36,119,671
     Other Assets                                             100,602                 66,072                   166,674
---------------------------------------------------  ---------------------    ----------------------  ---------------------
         Total assets                                   1,237,547,910            707,327,075             1,944,874,985
---------------------------------------------------  ---------------------    ----------------------  ---------------------
Liabilities:
     Payable for:
         Distributions to shareholders                      5,580,264              3,203,076                 8,783,340
         Investments purchased                             10,935,867             12,515,014                23,450,881
         Fund shares redeemed                               7,358,335                875,460                 8,233,795
         Futures variation margin                             111,836                 26,719                   138,555
     Due to related parties                                    56,657                 27,543                    84,200
     Other accrued expenses                                    11,733                 47,073                    58,806
---------------------------------------------------  ----------------------   ----------------------  ---------------------
         Total Liabilities                                 24,054,692             16,694,885                40,749,577
---------------------------------------------------  ----------------------   ----------------------  ---------------------
     Net assets                                      $  1,213,493,218         $  690,632,190          $  1,904,125,408
---------------------------------------------------  ----------------------   ----------------------  ---------------------
Net assets represented by:
     Paid-in capital                                 $  1,206,391,832         $  680,933,549          $  1,887,325,381
     Accumulated distributions in excess of net
         investment income                                 (3,581,343)            (3,255,715)               (6,837,058)
     Accumulated net realized gain (loss) on
         investments and futures contracts                (37,034,132)           (15,665,743)              (52,699,875)
     Net unrealized appreciation (depreciation) on:
         Investments                                       47,385,531             28,620,338                76,005,869
         Future contracts                                     331,330                   (239)                  331,091
---------------------------------------------------  ----------------------   ----------------------  ---------------------
     Total net assets applicable to outstanding
         shares of beneficial interest ($7.54,
         $10.50 and $7.54 per share on 160,963,692,
         65,745,122 and 252,559,473 shares
         outstanding, respectively) (b)              $  1,213,493,218         $  690,632,190          $  1,904,125,408
---------------------------------------------------  ----------------------   ----------------------  ---------------------
(a)  Identified cost of investments:
         Keystone Tax Free Fund                          $ 1,166,960,872
         Keystone Tax Exempt Trust                           660,241,435
                                                        ----------------
              Total Identified Cost of Investments       $ 1,827,202,307
                                                        ================

(b)  Shares after the merger:
         (KTET net assets/KTFF nav) + (KTFF shares o/s)
              (KTET net assets/KTFF nav)
              $ 690,632,190/ $7.54         =                  91,608,595
              add KTFF shares outstanding                    160,963,692
                                                             -----------
                                                             252,572,287
                                                             ===========
(c)  Combined KTFF, Assets, Shares Outstanding
         and Net Asset Value after the merger:
              Assets: $1,904,125,408
              Shares Outstanding: 252,572,287
              NAV $7.54

KEYSTONE TAX FREE FUND
KEYSTONE TAX EXEMPT TRUST
PROFORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES -
  DECEMBER 31, 1994 (Unaudited)

                                                          Keystone Tax            Keystone Tax              Pro-forma
                                                           Free Fund              Exempt Trust              Combined
---------------------------------------------------  ----------------------   ---------------------   ---------------------
Assets:
     Investments at market value (a)                 $  1,181,945,518         $  666,230,060          $  1,848,175,578
     Cash                                                     217,202              3,201,152                 3,418,354
     Receivable for:
         Investments sold                                   1,617,183                     --                 1,617,183
         Fund shares sold                                     283,803                385,804                   669,607
         Interest                                          24,738,850             14,350,585                39,089,435
     Other Assets                                             100,602                 70,152                   170,754
---------------------------------------------------  ---------------------    ----------------------  ---------------------
         Total assets                                   1,208,903,158            684,237,753             1,893,140,911
---------------------------------------------------  ---------------------    ----------------------  ---------------------
Liabilities:
     Payable for:
         Distributions to shareholders                      6,314,436              3,215,706                 9,530,142
         Investments purchased                              1,997,688                     --                 1,997,688
         Fund shares redeemed                               2,777,855              1,243,069                 4,020,924
     Due to related parties                                    58,863                 27,827                    86,690
     Other accrued expenses                                    27,420                 24,753                    52,173
---------------------------------------------------  ----------------------   ----------------------  ---------------------
         Total Liabilities                                 11,176,262              4,511,355                15,687,617
---------------------------------------------------  ----------------------   ----------------------  ---------------------
     Net assets                                      $  1,197,716,896         $  679,726,398          $  1,877,453,294
---------------------------------------------------  ----------------------   ----------------------  ---------------------
Net assets represented by:
     Paid-in capital                                 $  1,264,955,468         $  712,694,828          $  1,977,650,296
     Accumulated distributions in excess of net
         investment income                                 (3,916,731)            (2,585,326)               (6,502,057)
     Accumulated net realized gain (loss) on
         investments and futures contracts                (37,649,351)           (18,309,670)              (55,959,021)
     Net unrealized appreciation (depreciation) on:
         Investments                                      (25,662,490)           (12,073,434)              (37,735,924)
---------------------------------------------------  ----------------------   ----------------------  ---------------------
     Total net assets applicable to outstanding
         shares of beneficial interest ($7.10,
         $9.88 and $7.10 per share on 168,806,043,
         68,775,971 and 264,542,155 shares
         outstanding) (b)                               $  1,197,726,896         $  679,726,398          $  1,877,453,294
---------------------------------------------------  ----------------------   ----------------------  ---------------------
(a)  Identified cost of investments:
         Keystone Tax Free Fund                          $ 1,207,608,008
         Keystone Tax Exempt Trust                           678,303,494
                                                        ----------------
              Total Identified Cost of Investments       $ 1,885,911,502
                                                        ================

(b)  Shares after the merger:
         (KTET net assets/KTFF nav) + (KTFF shares o/s)
              (KTET net assets/KTFF nav)
              $ 679,726,398/ $7.10         =                  95,736,112
              add KTFF shares outstanding                    168,806,043
                                                             -----------
                                                             264,542,155
                                                             ===========
(c)  Combined KTFF, Assets, Shares Outstanding
         and Net Asset Value after the merger:
              Assets: $1,877,453,294
              Shares Outstanding: 264,605,468
              NAV $7.09

KEYSTONE TAX FREE FUND
KEYSTONE TAX EXEMPT TRUST
PROFORMA COMBINING STATEMENT OF OPERATIONS -
  SIX MONTHS ENDED JUNE 30, 1995 (Unaudited)


                                          Keystone Tax        Keystone Tax         Pro-forma           Pro-forma
                                           Free Fund          Exempt Trust         Adjustments(1)      Combined
--------------------------------------  ----------------    ----------------    -----------------  -----------------
Investment Income:
     Interest                           $   40,026,273      $  22,674,776       $           --     $  62,701,049
--------------------------------------  -----------------   -----------------   -----------------  ------------------
Expenses:
     Investment management fee and
          administrative services            3,419,122          2,244,655             (427,408)        5,236,369
     Accounting services                         9,919             18,100              (12,019)           16,000
     Trustees' fees and expenses                28,138             32,399              (27,527)           33,010
     Distribution plan expenses              2,222,307          2,063,668                   --         4,285,975
--------------------------------------  -----------------   -----------------   -----------------  ------------------
         Total expenses                      5,679,486          4,358,822             (466,954)        9,571,354
--------------------------------------  -----------------   -----------------   -----------------  ------------------
     Net investment income                  34,346,787         18,315,954              466,954        53,129,695
--------------------------------------  -----------------   -----------------   -----------------  ------------------
Net realized and unrealized gain
     (loss) on investments and
     futures contracts
     Realized gain (loss) on:
         Investments                         3,356,801          3,638,837                   --         6,995,638
         Closed futures contracts           (2,741,582)          (994,910)                  --        (3,736,492)
--------------------------------------  -----------------   -----------------   -----------------  ------------------
     Net realized gain (loss) on
         investments and futures
         contracts                             615,219          2,643,927                   --         3,259,146

Net change in unrealized appreciation
    (depreciation) on:
    Investments                             73,057,683         40,693,772                   --       113,751,455
    Closed futures contracts                   321,668               (239)                  --           321,429
--------------------------------------  -----------------   -----------------   -----------------  ------------------
Net gain (loss) on investments and
     futures contracts                      73,994,570         43,337,460                   --       117,332,030
--------------------------------------  -----------------   -----------------   -----------------  ------------------
Net increase (decrease) in net assets
     resulting from operations          $  108,341,357      $  61,653,414       $      466,954     $ 170,461,725
--------------------------------------  -----------------   -----------------   -----------------  ------------------

(1) See Note 3 to the Pro-Forma Combined Financial Statements

KEYSTONE TAX FREE FUND
KEYSTONE TAX EXEMPT TRUST
PROFORMA COMBINING STATEMENT OF OPERATIONS -
  YEAR ENDED DECEMBER 31, 1994 (Unaudited)


                                          Keystone Tax        Keystone Tax         Pro-forma           Pro-forma
                                           Free Fund          Exempt Trust         Adjustments(1)      Combined
--------------------------------------  ----------------    ----------------    -----------------  -----------------
Investment Income:
     Interest                           $   88,670,484      $  48,171,138       $           --     $ 136,841,622
--------------------------------------  -----------------   -----------------   -----------------  -----------------
Expenses:
     Investment management fee and
          administrative services            7,970,545          4,883,373           (1,020,531)       11,833,387
     Accounting services                        23,917              4,550                3,533            32,000
     Trustees' fees and expenses                56,308             12,848               (3,156)           66,000
     Distribution plan expenses             13,226,327          7,451,547                   --        20,677,874
--------------------------------------  -----------------   -----------------   -----------------  -----------------
         Total expenses                     21,277,097         12,352,318           (1,020,154)       32,609,261
--------------------------------------  -----------------   -----------------   -----------------  -----------------
     Net investment income                  67,393,387         35,818,820            1,020,154       104,232,361
--------------------------------------  -----------------   -----------------   -----------------  -----------------
Net realized and unrealized gain
     (loss) on investments and
     futures contracts
     Realized gain (loss) on:
         Investments                       (39,550,582)       (17,862,512)                  --       (57,413,094)
         Closed futures contracts            1,701,424          1,001,798                   --         2,703,222
--------------------------------------  -----------------   -----------------   -----------------  -----------------
     Net realized gain (loss) on
         investments and futures
         contracts                         (37,849,158)       (16,860,714)                  --       (54,709,872)

Net change in unrealized appreciation
    (depreciation) on:
     Investments                          (139,738,811)       (73,738,928)                  --      (213,477,739)
--------------------------------------  -----------------   -----------------   -----------------  -----------------
Net gain (loss) on investments and
     futures contracts                    (177,587,969)       (90,599,642)                  --      (268,187,611)
--------------------------------------  -----------------   -----------------   -----------------  -----------------
Net increase (decrease) in net assets
     resulting from operations           ($110,194,582)     ($ 54,780,822)      $    1,020,154     ($163,955,250)
--------------------------------------  -----------------   -----------------   -----------------  -----------------


(1) See Note 3 to the Pro-Forma Combined Financial Statements

                            KEYSTONE TAX EXEMPT TRUST
                              PROPOSED MERGER WITH
                             KEYSTONE TAX FREE FUND

                           NOTES TO PRO-FORMA COMBINED
                        FINANCIAL STATEMENTS (UNAUDITED)

1. Basis of Combination. On October 16, 1995, Keystone Tax Exempt Trust (KTET) and Keystone Tax Free Fund (KTFF) entered into an Agreement and Plan of Reorganization whereby, subject to approval by the shareholders of KTET, KTFF will acquire the assets and assume the liabilities of KTET in exchange for shares of KTFF. This merger of the funds will be accounted for by the pooling-of-interests method of accounting. The pro-forma combined statements of assets and liabilities reflects the financial position of KTFF and KTET as of June 30, 1995 and December 31, 1994 as though the merger occurred as of those dates. The pro-forma combined statements of operations reflects the results of operations of KTFF and KTET for the six-month period ended June 30, 1995 and the year ended December 31, 1994 as though the merger occurred at the beginning of each period presented.

The pro-forma combined financial statements reflect the estimated expenses of both funds in carrying out their obligations under the Agreement and Plan of Reorganization.

2. Capital Shares. The pro-forma net asset value per share assumes that 91,595,781 and 95,736,112 additional shares of beneficial interest were issued in connection with the reorganization of KTET and KTFF as of June 30, 1995 and December 31, 1994, respectively. The numbers of additional shares of KTFF issued were calculated by dividing the net assets of KTET at June 30, 1995 and December 31, 1994 by the net asset value per share of KTFF as of June 30, 1995 and December 31, 1994 of $7.54 and $7.10, respectively. The pro-forma combined number of KTFF shares outstanding of 252,559,473 and 264,542,155 consists of the 91,595,781 and 95,736,112 shares issuable to KTET in the merger and the 160,963,692 and 168,806,043 shares of KTFF outstanding at June 30, 1995 and December 31, 1994, respectively.

3. Pro-forma Operating Expenses. Certain expenses have been adjusted in the pro-forma combined statements of operations to reflect the estimated expenses of the combined entity more closely. Pro-forma operating expenses include the actual expenses of KTFF and KTET, adjusted for certain items which are factually supportable. These adjustments relate to management fees and other operating expense which have been recomputed using the rates and the combined average net asset values of the funds existing during the year. The pro-forma combined expenses are subject to Blue Sky state expense limitations. No adjustment has been made for possible limitations during the periods presented. The combination of the two funds will provide lower overall management fees. The portion of the management fee which is based on assets will decline due to the combined entity reaching asset level breakpoints which are built into the management fee schedule. At current asset levels all of the assets of KTET once combined with KTFF would be calculated at a rate of 0.25% which is the lowest rate of the management fee schedule. Other expenses related to accounting services and trustees fees which are charged on a per fund basis will also decrease as only one fund will be in place.

                                   EXHIBIT 11
                                  Legal Opinion

                                                November 20, 1995



Keystone Tax Free Fund
200 Berkeley Street
Boston, MA  02116-5034


Gentlemen:

      I am a Senior Vice President of and General Counsel to Keystone Investment Management Company (formerly named Keystone Custodian Funds, Inc.), investment adviser to Keystone Tax Free Fund (the "Fund"), a Massachusetts business trust. I have been asked to render an opinion with respect to the issuance of certain shares of beneficial interest, without par value, of the Fund (the "Shares") in connection with the proposed acquisition by the Fund of substantially all of the assets of Keystone Tax Exempt Trust (the "Reorganization"). The offering of the Shares pursuant to the Reorganization is the subject of a certain registration statement (the "Registration Statement") on Form N-14, which is being filed by the Fund with the Securities and Exchange Commission under the Securities Act of 1933, as amended.

      I have examined originals, or copies, certified or otherwise identified to my satisfaction, of such certificates, records and other documents as I have deemed necessary or appropriate for the purposes of this opinion.

      Based upon the foregoing, I am of the opinion that the Shares, when issued and sold in accordance with the terms of the Registration Statement, will be legally issued, fully paid and non-assessable by the Fund.

      I hereby consent to the filing of this opinion as an exhibit to the Registration Statement.


                                                Sincerely yours,



                                                Rosemary D. Van Antwerp
                                                Senior Vice President and
                                                General Counsel

                                   EXHIBIT 12
                        Sullivan & Worcester Tax Opinion

[SULLIVAN & WORCESTER LETTERHEAD]



                                          October 18, 1995




Keystone Tax Exempt Trust
Keystone Tax Free Fund
200 Berkeley Street
Boston, Massachusetts 02116

            Re:   Acquisition of Assets of Keystone Tax Exempt Trust

Ladies and Gentlemen:

      You have asked for our opinion as to certain tax consequences of the proposed acquisition of assets of Keystone Tax Exempt Trust ("Selling Fund"), a Massachusetts business trust, by Keystone Tax Free Fund ("Acquiring Fund"), also a Massachusetts business trust, in exchange for voting shares of Acquiring Fund (the "Reorganization").

      In rendering our opinion, we have reviewed and relied upon the draft Prospectus/Proxy Statement dated October 16, 1995 and associated form of Agreement and Plan of Reorganization (the "Reorganization Agreement") expected to be filed with the Securities and Exchange Commission on or about October 27, 1995. We have relied, without independent verification, upon the factual statements made therein, and assume that there will be no change in material facts disclosed therein between the date of this letter and the date of closing of the Reorganization. We further assume that the Reorganization will be carried out in accordance with the Reorganization Agreement. We have also relied upon the following representations, each of which has been made to us by officers of Acquiring Fund or of Selling Fund:

      A. The Reorganization will be consummated substantially as described in the Reorganization Agreement.

      B. Acquiring Fund will acquire from Selling Fund at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Selling Fund immediately prior to the Reorganization. For purposes of this representation, assets of Selling Fund used to pay reorganization expenses, cash retained to pay liabilities, and redemptions and distributions (except for regular and normal distributions) made by Selling Fund immediately preceding the transfer which are part of the plan of reorganization, will be considered as assets held by Selling Fund immediately prior to the transfer.

      C. To the best of the knowledge of management of Selling Fund, there is no plan or intention on the part of the shareholders of Selling Fund to sell, exchange, or otherwise dispose of a number of Acquiring Fund shares received in the Reorganization that would reduce the former Selling Fund shareholders' ownership of Acquiring Fund shares to a number of shares having a value, as of the date of the Reorganization (the "Closing Date"), of less than 50 percent of the value of all of the formerly outstanding shares of Selling Fund as of the same date. For purposes of this representation, Selling Fund shares exchanged for cash or other property will be treated as outstanding Selling Fund shares on the Closing Date. There are no dissenters' rights in the Reorganization, and no cash will be exchanged for Selling Fund shares in lieu of fractional shares of Acquiring Fund. Moreover, shares of Selling Fund and shares of Acquiring Fund held by Selling Fund shareholders and otherwise sold, redeemed, or disposed of prior or subsequent to the Reorganization will be considered in making this representation, except for shares of Selling Fund or Acquiring Fund redeemed in the ordinary course of business of Selling Fund or Acquiring Fund in accordance with the requirements of section 22(e) of the Investment Company Act of 1940.

      D. Selling Fund has not redeemed and will not redeem the shares of any of its shareholders in connection with the Reorganization except to the extent necessary to comply with its legal obligation to redeem its shares.

      E. The management of Acquiring Fund has no plan or intention to redeem or reacquire any of the Acquiring Fund shares to be received by Selling Fund shareholders in connection with the Reorganization, except to the extent necessary to comply with its legal obligation to redeem its shares.

      F. The management of Acquiring Fund has no plan or intention to sell or dispose of any of the assets of Selling Fund which will be acquired by Acquiring Fund in the Reorganization, except for dispositions made in the ordinary course of business, and to the extent necessary to enable Acquiring Fund to comply with its legal obligation to redeem its shares.

      G. Following the Reorganization, Acquiring Fund will continue the historic business of Selling Fund in a substantially unchanged manner as part of the regulated investment company business of Acquiring Fund, or will use a significant portion of Selling Fund's historic business assets in a business.

      H. There is no intercorporate indebtedness between Acquiring Fund and Selling Fund.

      I. Acquiring Fund does not own, directly or indirectly, and has not owned in the last five years, directly or indirectly, any shares of Selling Fund. Acquiring Fund will not acquire any shares of Selling Fund prior to the Closing Date.

      J. Acquiring Fund will not make any payment of cash or of property other than shares to Selling Fund or to any shareholder of Selling Fund in connection with the Reorganization.

      K. Pursuant to the Reorganization Agreement, the shareholders of Selling Fund will receive solely Acquiring Fund voting shares in exchange for their voting shares of Selling Fund.

      L. The fair market value of the Acquiring Fund shares to be received by the Selling Fund shareholders will be approximately equal to the fair market value of the Selling Fund shares surrendered in exchange therefor.

      M. Subsequent to the transfer of Selling Fund's assets to Acquiring Fund pursuant to the Reorganization Agreement, Selling Fund will distribute the shares of Acquiring Fund, together with other assets it may have, in final liquidation as expeditiously as possible.

      N. Selling Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of ss. 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

      O. Selling Fund is treated as a corporation for federal income tax purposes and at all times in its existence has qualified as a regulated investment company, as defined in ss. 851 of the Code.

      P. Acquiring Fund is treated as a corporation for federal income tax purposes and at all times in its existence has qualified as a regulated investment company, as defined in ss. 851 of the Code.

      Q. The sum of the liabilities of Selling Fund to be assumed by Acquiring Fund and the expenses of the Reorganization does not exceed twenty percent of the fair market value of the assets of Selling Fund.

      R. The foregoing representations are true on the date of this letter and will be true on the date of closing of the Reorganization.
      Based on and subject to the foregoing, and our examination of the legal authority we have deemed to be relevant, it is our opinion that for federal income tax purposes:

      1. The acquisition by Acquiring Fund of substantially all of the assets of Selling Fund solely in exchange for voting shares of Acquiring Fund followed by the distribution by Selling Fund of said Acquiring Fund shares to the shareholders of Selling Fund in exchange for their Selling Fund shares will constitute a reorganization within the meaning of ss. 368(a)(1)(C) of the Code, and Acquiring Fund and Selling Fund will each be "a party to a reorganization" within the meaning of ss. 368(b) of the Code.

      2. No gain or loss will be recognized to Selling Fund upon the transfer of substantially all of its assets to Acquiring Fund solely in exchange for Acquiring Fund voting shares and assumption by Acquiring Fund of certain identified liabilities of Selling Fund, or upon the distribution of such Acquiring Fund voting shares to the shareholders of Selling Fund in exchange for all of their Selling Fund shares.

      3. No gain or loss will be recognized by Acquiring Fund upon the receipt of the assets of Selling Fund (including any cash retained initially by Selling Fund to pay liabilities but later transferred) solely in exchange for Acquiring Fund voting shares and assumption by Acquiring Fund of certain identified liabilities of Selling Fund.

      4. The basis of the assets of Selling Fund acquired by Acquiring Fund will be the same as the basis of those assets in the hands of Selling Fund immediately prior to the transfer, and the holding period of the assets of Selling Fund in the hands of Acquiring Fund will include the period during which those assets were held by Selling Fund.

      5. The shareholders of Selling Fund will recognize no gain or loss upon the exchange of all of their Selling Fund shares solely for Acquiring Fund voting shares. Gain, if any, will be realized by Selling Fund shareholders who in exchange for their Selling Fund shares receive other property or money in addition to Acquiring Fund shares, and will be recognized, but not in excess of the amount of cash and the value of such other property received. If the exchange has the effect of the distribution of a dividend, then the amount of gain recognized that is not in excess of the ratable share of undistributed earnings and profits of Selling Fund will be treated as a dividend.

      6. The basis of the Acquiring Fund voting shares to be received by the Selling Fund shareholders will be the same as the basis of the Selling Fund shares surrendered in exchange therefor.
      7. The holding period of the Acquiring Fund voting shares to be received by the Selling Fund shareholders will include the period during which the Selling Fund shares surrendered in exchange therefor were held, provided the Selling Fund shares were held as a capital asset on the date of the exchange.

      This opinion letter is delivered to you in satisfaction of the requirements of Paragraphs 6.9 and 7.9 of the Reorganization Agreement. We hereby consent to the filing of this opinion as an exhibit to the Registration Statement on Form N-14 and to use of our name and any reference to our firm in the Registration Statement or in the Prospectus/Proxy Statement constituting a part thereof. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

                                    Very truly yours,



                                    SULLIVAN & WORCESTER
                                    A Registered Limited Liability Partnership







TAXEXMPT.OPN

                                   EXHIBIT 14
                          Independent Auditor's Consent

                                                                     Exhibit 14




                         CONSENT OF INDEPENDENT AUDITORS




The Trustees
Keystone Tax Exempt Trust
Keystone Tax Free Fund



      We consent to the use of our reports incorporated herein by reference.

                                                          KPMG Peat Marwick LLP

November 20, 1995
Boston, Massachusetts

                                   EXHIBIT 16
                               Powers of Attorney

                                POWER OF ATTORNEY



      I, the undersigned, hereby constitute Roger T. Wickers, Rosemary D. Van Antwerp, Jean S. Loewenberg, Dorothy E. Bourassa, James M. Wall and Melina M. T. Murphy, each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-1 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter a Director or Trustee and/or Chairman of the Board and Chief Executive Officer and for which Keystone Custodian Funds, Inc. serves as Adviser or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and in my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


                                                /s/George S. Bissell
                                                George S. Bissell
                                                Director/Trustee,
                                                Chairman of the Board


Dated: December 14, 1994

                                POWER OF ATTORNEY



      I, the undersigned, hereby constitute Roger T. Wickers, Rosemary D. Van Antwerp, Jean S. Loewenberg, Dorothy E. Bourassa, James M. Wall and Melina M. T. Murphy, each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-1 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter a Director or Trustee and/or Chief Executive Officer and for which Keystone Custodian Funds, Inc. serves as Adviser or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and in my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.




                                                /s/ Albert H. Elfner, III
                                                Albert H. Elfner, III
                                                Director/Trustee,
                                                President and Chief
                                                Executive Officer

                                POWER OF ATTORNEY



      I, the undersigned, hereby constitute Roger T. Wickers, Rosemary D. Van Antwerp, Jean S. Loewenberg, Dorothy E. Bourassa, James M. Wall and Melina M. T. Murphy, each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-1 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter a Director, Trustee or officer and for which Keystone Custodian Funds, Inc. serves as Adviser or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and in my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.




                                                /s/ Kevin J. Morrissey
                                                Kevin J. Morrissey
                                                Treasurer



Dated: December 14, 1994

                                POWER OF ATTORNEY



      I, the undersigned, hereby constitute Roger T. Wickers, Rosemary D. Van Antwerp, Jean S. Loewenberg, Dorothy E. Bourassa, James M. Wall and Melina M. T. Murphy, each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-1 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter a Director or Trustee and for which Keystone Custodian Funds, Inc. serves as Adviser or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and in my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


                                                /s/ Frederick Amling
                                                Frederick Amling
                                                Director/Trustee


Dated: December 14, 1994

                                POWER OF ATTORNEY



      I, the undersigned, hereby constitute Roger T. Wickers, Rosemary D. Van Antwerp, Jean S. Loewenberg, Dorothy E. Bourassa, James M. Wall and Melina M. T. Murphy, each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-1 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter a Director or Trustee and for which Keystone Custodian Funds, Inc. serves as Adviser or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and in my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.



                                                /s/ Charles A. Austin III
                                                Charles A. Austin III
                                                Director/Trustee


Dated: December 14, 1994

                                POWER OF ATTORNEY



      I, the undersigned, hereby constitute Roger T. Wickers, Rosemary D. Van Antwerp, Jean S. Loewenberg, Dorothy E. Bourassa, James M. Wall and Melina M. T. Murphy, each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-1 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter a Director or Trustee and for which Keystone Custodian Funds, Inc. serves as Adviser or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and in my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.



                                                /s/ Edwin D. Campbell
                                                Edwin D. Campbell
                                                Director/Trustee


Dated: December 14, 1994

                                POWER OF ATTORNEY



      I, the undersigned, hereby constitute Roger T. Wickers, Rosemary D. Van Antwerp, Jean S. Loewenberg, Dorothy E. Bourassa, James M. Wall and Melina M. T. Murphy, each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-1 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter a Director or Trustee and for which Keystone Custodian Funds, Inc. serves as Adviser or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and in my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.



                                                /s/ Charles F. Chapin
                                                Charles F. Chapin
                                                Director/Trustee


Dated: December 14, 1994

                                POWER OF ATTORNEY



      I, the undersigned, hereby constitute Roger T. Wickers, Rosemary D. Van Antwerp, Jean S. Loewenberg, Dorothy E. Bourassa, James M. Wall and Melina M. T. Murphy, each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-1 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter a Director or Trustee and for which Keystone Custodian Funds, Inc. serves as Adviser or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and in my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


                                                /s/ K. Dun Gifford
                                                K. Dun Gifford
                                                Director/Trustee


Dated: December 14, 1994

                                POWER OF ATTORNEY



      I, the undersigned, hereby constitute Roger T. Wickers, Rosemary D. Van Antwerp, Jean S. Loewenberg, Dorothy E. Bourassa, James M. Wall and Melina M. T. Murphy, each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-1 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter a Director or Trustee and for which Keystone Custodian Funds, Inc. serves as Adviser or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and in my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.



                                                /s/ Leroy Keith, Jr.
                                                Leroy Keith, Jr.
                                                Director/Trustee


Dated: December 14, 1994

                                POWER OF ATTORNEY



      I, the undersigned, hereby constitute Roger T. Wickers, Rosemary D. Van Antwerp, Jean S. Loewenberg, Dorothy E. Bourassa, James M. Wall and Melina M. T. Murphy, each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-1 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter a Director or Trustee and for which Keystone Custodian Funds, Inc. serves as Adviser or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and in my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


                                                /s/ F. Ray Keyser,Jr.
                                                F. Ray Keyser, Jr.
                                                Director/Trustee


Dated: December 14, 1994

                                POWER OF ATTORNEY



      I, the undersigned, hereby constitute Roger T. Wickers, Rosemary D. Van Antwerp, Jean S. Loewenberg, Dorothy E. Bourassa, James M. Wall and Melina M. T. Murphy, each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-1 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter a Director or Trustee and for which Keystone Custodian Funds, Inc. serves as Adviser or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and in my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.



                                                /s/ David M. Richardson
                                                David M. Richardson
                                                Director/Trustee


Dated: December 14, 1994

                                POWER OF ATTORNEY



      I, the undersigned, hereby constitute Roger T. Wickers, Rosemary D. Van Antwerp, Jean S. Loewenberg, Dorothy E. Bourassa, James M. Wall and Melina M. T. Murphy, each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-1 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter a Director or Trustee and for which Keystone Custodian Funds, Inc. serves as Adviser or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and in my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


                                                /s/ Richard J. Shima
                                                Richard J. Shima
                                                Director/Trustee


Dated: December 14, 1994

                                POWER OF ATTORNEY



      I, the undersigned, hereby constitute Roger T. Wickers, Rosemary D. Van Antwerp, Jean S. Loewenberg, Dorothy E. Bourassa, James M. Wall and Melina M. T. Murphy, each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-1 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter a Director or Trustee and for which Keystone Custodian Funds, Inc. serves as Adviser or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and in my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


                                                /s/ Andrew J. Simons
                                                Andrew J. Simons
                                                Director/Trustee


Dated: December 14, 1994

                                  EXHIBIT 17(a)
                                  24f-2 Notice

As filed with the Securities and Exchange Commission April 28, 1995.

                                                       File Nos.  2-58699
                                                             and 811-2740

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          ----

Pre-Effective Amendment No.                                      ----
Post-Effective Amendment No.   26                                  X
                              ----                               ----
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.                        25                                  X
                                    ----                               ----

                             KEYSTONE TAX FREE FUND
                             ----------------------
               (Exact name of Registrant as specified in Charter)

               200 Berkeley Street, Boston, Massachusetts 02116-5034
               -----------------------------------------------------
                (Address of Principal Executive Offices) (Zip Code)

                Registrant's Telephone Number, including Area Code:
                ---------------------------------------------------
                                   (617) 338-3677

                Rosemary D. Van Antwerp, Esq., 200 Berkeley Street,
                ---------------------------------------------------
                              Boston, MA 02116-5034
                              ---------------------
                      Name and Address of Agent for Service


It is proposed that this filing will become effective:

 X   immediately upon filing pursuant to paragraph (b) of Rule 485
---

---  on (date) pursuant to paragraph (b) of Rule 485

---  60 days after filing pursuant to paragraph (a)(i) of Rule 485

---  on (date) pursuant to paragraph (a)(i) of Rule 485

---  75 days after filing pursuant to paragraph (a)(ii) of Rule 485

---  on (date) pursuant to paragraph (a)(ii) of Rule 485

The Registrant has filed a Declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for Registrant's last fiscal year was filed on January 27, 1995.

                                                January 25, 1995



Keystone Tax Free Fund
200 Berkeley Street
Boston, Massachusetts  02116-5034


Re:   Notice Pursuant to Rule 24f-2 under the Investment
      Company Act of 1940 (the "1940 Act")
      --------------------------------------------------


Gentlemen:

     I am a Senior Vice President of and General Counsel to Keystone Custodian Funds, Inc., investment adviser to Keystone Tax Free Fund (the "Fund"). You have asked for my opinion with respect to the issuance of 16,411,521 additional shares of the Fund under the Fund's Declaration of Trust, as amended ("Declaration of Trust"), and pursuant to the Fund's indefinite registration of such shares under Rule 24f-2 under the 1940 Act. The Fund is filing its Rule 24f-2 Notice to which this opinion is appended to make the issuance of such shares definite in number for its fiscal year ended December 31, 1994.

      To my knowledge, a Prospectus is on file with the Securities and Exchange Commission as part of Post-Effective Amendment No. 24 to the Fund's Registration Statement covering the public offering and sale of the Fund's shares for the period during which such shares were issued.

      In my opinion, such shares, if issued and sold in accordance with the Fund's Declaration of Trust, By-Laws, as amended ("By-Laws"), and offering Prospectus, were legally issued, fully paid, and nonassessable by the Fund, entitling the holders thereof to the rights set forth in the Declaration of Trust and By-Laws and subject to the limitations stated therein.

  My opinion is based upon my examination of the Declaration of Trust; a review of the minutes of the Fund's Board of Trustees authorizing the registration of shares pursuant to Rule 24f-2 under the 1940 Act and the issuance of such additional shares; and the Fund's Prospectus. In my examination of such documents, I have assumed the genuineness of all signatures and the conformity of copies to originals.

Securities and Exchange Commission
January 25, 1995
Page 2



      I hereby consent to the use of this opinion in connection with the Fund's Rule 24f-2 Notice making definite the number of such additional shares issued.


                                                Sincerely yours,



                                                Rosemary D. Van Antwerp
                                                Senior Vice President and
                                                General Counsel

                                  EXHIBIT 17(b)
                                   Proxy Card

                            KEYSTONE TAX EXEMPT TRUST


                      PROXY FOR THE MEETING OF SHAREHOLDERS
                         TO BE HELD ON FEBRUARY 20, 1996




      The undersigned, revoking all Proxies heretofore given, hereby appoints Albert H. Elfner, III, Rosemary D. Van Antwerp and Melina M.T. Murphy or any of them as Proxies of the undersigned, with full power of substitution, to vote on behalf of the undersigned all shares of Keystone Tax Exempt Trust ("KTET") that the undersigned is entitled to vote at the meeting of shareholders of KTET to be held at 2:00 p.m. on Tuesday, February 20, 1996 at the offices of Keystone Investment Management Company, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116 and at any adjournments thereof, as fully as the undersigned would be entitled to vote if personally present, as follows:


      To approve an Agreement and Plan of Reorganization whereby Keystone Tax Free Fund ("KTFF") will acquire all of the assets of KTET in exchange for Shares of KTFF and will assume the liabilities of KTET, as described in the accompanying Prospectus/Proxy Statement.


____________ FOR    ___________ AGAINST      ___________ ABSTAIN

PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF KTET.

THE BOARD OF TRUSTEES OF KTET RECOMMENDS A VOTE FOR THE PROPOSAL.

THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSAL IF NO CHOICE IS INDICATED.

THE PROXIES ARE AUTHORIZED IN THEIR DISCRETION TO VOTE UPON SUCH OTHER MATTERS AS MAY COME BEFORE THE MEETING OR ANY ADJOURNMENTS THEREOF.



                          NOTE: PLEASE SIGN EXACTLY AS YOUR
                          NAME(S) APPEAR ON THIS CARD.


                          Dated: ____________________, 1996



                          Signature(s):_______________________________


                          Signature (of joint
                          owner, if any):_____________________________



NOTE: When signing as attorney, executor, administrator, trustee, guardian, or as custodian for a minor, please sign your name and give your full title as such. If signing on behalf of a corporation, please sign full corporate name and your name and indicate your title. If you are a partner signing for a partnership, please sign the partnership name and your name. Joint owners should each sign this proxy. Please sign, date and return.